              As filed with the Securities and Exchange Commission


                                on April 5, 2002


                         Securities Act File No. 2-94841
                    Investment Company Act File No. 811-4170

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [x]

                Pre-Effective Amendment No.                               [ ]


                Post-Effective Amendment No. 20                           [x]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                               [x]


                              Amendment No. 21                            [x]


                        (Check appropriate box or boxes)


                  Credit Suisse New York Tax Exempt Fund, Inc.
     (formerly Credit Suisse Warburg Pincus New York Tax Exempt Fund, Inc.)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


         466 Lexington Avenue
           New York, New York                                     10017-3147
---------------------------------------                           ----------
(Address of Principal Executive Offices)                          (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600


                                Hal Liebes, Esq.
                  Credit Suisse New York Tax Exempt Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                  --------------------------------------------
                     (Name and Address of Agent for Service)
                                    Copy to:


                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: May 1, 2002.



It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b)


[ x ]   on May 1, 2002 pursuant to paragraph (b)


[   ]   60 days after filing pursuant to paragraph (a)(1)

[   ]   on (date) pursuant to paragraph (a)(1)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


------------------------------

                                           [Credit Suisse Asset Management Logo]

             CREDIT SUISSE FUNDS
             Prospectus


             COMMON CLASS
             May 1, 2002

                        - CREDIT SUISSE


                          CASH RESERVE FUND



                        - CREDIT SUISSE

                          NEW YORK TAX EXEMPT FUND

           As with all mutual funds, the Securities and Exchange
           Commission has not approved these funds, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.


           Credit Suisse Funds are advised by Credit Suisse Asset
           Management, LLC.

                                    CONTENTS


KEY POINTS....................... .......................           4
   Goals and Principal Strategies........................           4
   A Word About Risk.....................................           4
   Investor Profile......................................           6
PERFORMANCE SUMMARY......................................           8
   Year-by-Year Total Returns............................           8
   Average Annual Total Returns..........................           8
INVESTOR EXPENSES........................................          10
   Fees and Fund Expenses................................          10
   Example...............................................          11
THE FUNDS IN DETAIL......................................          12
   The Management Firm...................................          12
   Fund Information Key..................................          12
CASH RESERVE FUND........................................          14
NEW YORK TAX EXEMPT FUND.................................          17
MORE ABOUT RISK..........................................          20
   Introduction..........................................          20
   Types of Investment Risk..............................          20
   Certain Investment Practices..........................          22
ABOUT YOUR ACCOUNT.......................................          24
   Share Valuation.......................................          24
   Account Statements....................................          24
   Distributions.........................................          24
   Taxes.................................................          25
BUYING SHARES............................................          27
   Opening an Account....................................          27
   Buying and Selling Shares.............................          27
   Financial-Services Firms..............................          27
   Adding an Account.....................................          28
   Investment Checks.....................................          28
SELLING SHARES...........................................          30
   Selling Shares in Writing.............................          31
   Recently Purchased Shares.............................          31
   Low-Balance Accounts..................................          31
SHAREHOLDER SERVICES.....................................          32
   Automatic Services....................................          32
   Statements and Reports................................          32
   Retirement Plans......................................          32
   Transfers/Gifts to Minors.............................          32
   Account Changes.......................................          32
OTHER POLICIES...........................................          33
   Transaction Details...................................          33
   Special Situations....................................          33
OTHER INFORMATION........................................          34
   About the Distributor.................................          34
FOR MORE INFORMATION.....................................  back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES


------------------------------------------------------------------------------------------------
FUND/RISK FACTORS         GOAL                STRATEGIES
------------------------------------------------------------------------------------------------
CASH RESERVE FUND         High current        - Invests in high-quality money-market
Risk factors:             income consistent     instruments:
 Credit risk              with liquidity and    - obligations issued or guaranteed by the U.S.
 Income risk              stability of            government, its agencies or instrumentalities
 Industry concentration   principal             - bank and corporate debt obligations
 Interest-rate risk                           - Concentrates its investments in the banking
 Market risk                                    industry
                                              - Portfolio managers select investments based on
                                                factors such as yield, maturity and liquidity,
                                                within the context of their interest-rate
                                                outlook
                                              - Seeks to maintain a stable share price of $1
------------------------------------------------------------------------------------------------
NEW YORK TAX EXEMPT FUND  As high a level of  - Invests in high-quality, short-term tax-exempt
Risk factors:             current interest      New York municipal securities -- debt
 Credit risk              income exempt from    obligations whose interest is exempt from
 Income risk              federal, New York     federal, New York state and New York City income
 Interest-rate risk       state and New York    taxes
 Market risk              City personal       - Fund dividends derived from interest on New York
New York municipal        income taxes as is    municipal securities remain tax-exempt when
  securities              consistent with       distributed to New York state residents
Non-diversified           preservation of     - Portfolio managers select investments based on
  status                  capital and           factors such as yield, maturity and liquidity,
                          liquidity             within the context of their interest-rate
                                                outlook
                                              - Seeks to maintain a stable share price of $1
------------------------------------------------------------------------------------------------


     INVESTOR PROFILE



   THESE FUNDS ARE DESIGNED FOR INVESTORS WHO:



 - want to preserve the value of their investment



 - are seeking a mutual fund for the money-market portion of an asset-allocation portfolio



 - want easy access to their money through checkwriting and wire-redemption privileges



 - are investing emergency reserves or other money for which safety and accessibility are more important than total return



 - for the New York Tax Exempt Fund only, seek tax-exempt income from their investment



   THESE FUNDS MAY NOT BE APPROPRIATE IF YOU:



 - want federal deposit insurance



 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation



   In addition, the New York Tax Exempt Fund is not appropriate for IRAs or other tax-advantaged retirement plans. You should base your investment decision on your own goals, risk preferences and time horizon.


     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the funds are discussed below. Before you invest, please make sure you understand the risks that apply to your fund.

   Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a fund.

CREDIT RISK
Both funds

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to a fund could reduce the fund's income level and share price.

INCOME RISK
Both funds

   A fund's income level may decline because of falling interest rates and other market conditions. Each fund's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INDUSTRY CONCENTRATION
Cash Reserve Fund

   Investing more than 25% of its assets in the banking industry will subject the fund to risks associated with investing in banks and banking-related companies. These risks include interest-rate, market and regulatory risks.

INTEREST-RATE RISK
Both funds

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause a money-market fund's share price to drop below $1. However, the extremely short maturity of securities held in money-market portfolios -- a means of achieving an overall fund objective of principal safety -- reduces their potential for price fluctuation.

MARKET RISK
Both funds

   The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities and the mutual funds that invest in them.

NEW YORK MUNICIPAL SECURITIES
New York Tax Exempt Fund

   The default or credit-rating downgrade of a New York state or New York City issuer could affect the market values and marketability of all New York municipal securities and hurt the fund's yield or share price.

NON-DIVERSIFIED STATUS
New York Tax Exempt Fund

   The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

                       This page intentionally left blank

                              PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in these funds. The bar chart shows you how each fund's performance has varied from year to year over the past 10 years. As with all mutual funds, past performance (before and after taxes) is not a prediction of the future.


                           YEAR-BY-YEAR TOTAL RETURNS
YEAR ENDED 12/31:
[BAR CHART--AMOUNTS ARE PERCENTAGES]

                                                                           CASH RESERVE FUND
                                                                           -----------------
1992                                                                             3.57
1993                                                                             2.77
1994                                                                             3.88
1995                                                                             5.63
1996                                                                             5.05
1997                                                                             5.19
1998                                                                             5.12
1999                                                                             4.74
2000                                                                             6.08
2001                                                                             3.77

CASH RESERVE FUND
  BEST QUARTER:  1.47% (Q1 92)
  WORST QUARTER:  0.57% (Q4 01)
  INCEPTION DATE: 4/16/85

YEAR ENDED 12/31:

                                                                       NEW YORK TAX EXEMPT FUND
                                                                       ------------------------
1992                                                                             2.36
1993                                                                             1.78
1994                                                                             2.25
1995                                                                             3.32
1996                                                                             2.92
1997                                                                             3.10
1998                                                                             2.92
1999                                                                             2.70
2000                                                                             3.46
2001                                                                             2.13

NEW YORK TAX EXEMPT FUND
  BEST QUARTER:  0.92% (Q4 00)
  WORST QUARTER:  0.39% (Q4 01)
  INCEPTION DATE: 4/18/85

                          AVERAGE ANNUAL TOTAL RETURNS


                                       ONE YEAR   5 YEARS    10 YEARS   LIFE OF   INCEPTION
       PERIOD ENDED 12/31/01:            2001    1997-2001  1992-2001     FUND       DATE
 CASH RESERVE FUND                      3.77%      4.98%      4.58%      5.08%     4/16/85
 NEW YORK TAX EXEMPT FUND               2.13%      2.86%      2.69%      3.42%     4/18/85


The total returns shown above are not the funds' yields. A fund's yield more closely reflects the fund's current earnings.




     YIELD


  To obtain a fund's current 7-day yield, call toll-free 800-927-2874.


                           UNDERSTANDING PERFORMANCE

- TOTAL RETURN tells you how much an investment in a fund has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                               INVESTOR EXPENSES

                             FEES AND FUND EXPENSES


This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are for the fiscal year ended December 31, 2001.



------------------------------------------------------------------------------------------
                                                      CASH              NEW YORK
                                                     RESERVE           TAX EXEMPT
                                                      FUND                FUND
SHAREHOLDER FEES
(paid directly from your investment)
------------------------------------------------------------------------------------------
Sales charge "load" on purchases                          NONE                NONE
------------------------------------------------------------------------------------------
Deferred sales charge "load"                              NONE                NONE
------------------------------------------------------------------------------------------
Sales charge "load" on reinvested distributions           NONE                NONE
------------------------------------------------------------------------------------------
Redemption fees                                           NONE                NONE
------------------------------------------------------------------------------------------
Exchange fees                                             NONE                NONE
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
------------------------------------------------------------------------------------------
Management fee                                           0.35%               0.50%
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                      NONE                NONE
------------------------------------------------------------------------------------------
Other expenses                                           0.31%               0.20%
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                    0.66%               0.70%
------------------------------------------------------------------------------------------



(*) Actual fees and expenses for the fiscal year ended December 31, 2001 are shown below. Fee waivers, expense reimbursements or credits reduced some expenses during 2001 but may be discontinued at any time.



                                                    CASH              NEW YORK
          EXPENSES AFTER WAIVERS,                  RESERVE           TAX EXEMPT
         REIMBURSEMENTS OR CREDITS                  FUND                FUND
Management fee                                     0.24%               0.35%
Distribution and service (12b-1) fee                NONE                NONE
Other expenses                                     0.31%               0.20%
                                                    ----                ----
NET ANNUAL FUND OPERATING EXPENSES                 0.55%               0.55%

                                    EXAMPLE

This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed in the table on the opposite page (before fee waivers, expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:



---------------------------------------------------------------------------------------------
                                  ONE YEAR       THREE YEARS    FIVE YEARS     TEN YEARS
---------------------------------------------------------------------------------------------
CASH RESERVE FUND                      $67            $211           $368           $822
---------------------------------------------------------------------------------------------
NEW YORK TAX EXEMPT FUND               $72            $224           $390           $871
---------------------------------------------------------------------------------------------

                              THE FUNDS IN DETAIL

     THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the funds

 - Responsible for managing each fund's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks


 - Credit Suisse Asset Management companies manage approximately $78 billion in the U.S. and $303 billion globally



 - Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse. Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provide asset management products and services to global corporate, institutional and government clients



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
400 Bellevue Parkway
Wilmington, DE 19809

 - Sub-investment adviser for the New York Tax Exempt Fund

 - Responsible for providing investment research and credit analysis, and managing the day-to-day operations of the funds

 - A majority owned indirect subsidiary of PNC Bank, N.A.


 - Manages approximately $79.7 billion in assets


     FUND INFORMATION KEY

   Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

GOAL AND STRATEGIES

   The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES


   Actual fund expenses for the 2001 fiscal year. Future expenses may be higher or lower.


 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice and, with respect to the New York Tax Exempt Fund, to the sub-investment adviser for its services. Expressed as a percentage of average net assets after waivers.

 - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

FINANCIAL HIGHLIGHTS

   A table showing the fund's audited financial performance for up to five years.

 - TOTAL RETURN How much you would have earned on an investment in the fund, assuming you had reinvested all distributions.

   The Annual Report includes the auditor's report, along with the fund's financial statements. It is available free upon request.

                               CASH RESERVE FUND

     GOAL AND STRATEGIES

   The Cash Reserve Fund seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. The fund seeks to maintain a stable $1 share price.

   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

     PORTFOLIO INVESTMENTS


   This fund invests in the following types of money-market instruments:


 - Government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - repurchase agreements

 - when-issued securities

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the fund's investments must be in the highest short-term rating category. Under normal conditions, the fund will invest at least 25% of assets in the banking industry.

   The fund maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the fund may also engage in other investment practices.

     RISK FACTORS

   This fund's principal risk factors are:

 - credit risk

 - income risk

 - industry concentration

 - interest-rate risk

 - market risk

   The fund's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the fund should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that fund holdings default or interest rates rise sharply in an unusually short period.

   Concentrating its investments in the banking industry will subject the fund to risks associated with investing in banks and banking-related companies. These risks are discussed in "More About Risk." That section also details other investment practices the fund may use. Please read "More About Risk" carefully before you invest.

     PORTFOLIO MANAGEMENT

   CSAM makes the fund's day-to-day investment decisions.

     INVESTOR EXPENSES


Management fee                0.24%
All other expenses            0.31%
                              -----
Total expenses                0.55%

                              FINANCIAL HIGHLIGHTS


The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the fund's Annual Report.



----------------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                   12/01          12/00          12/99          12/98         12/97(1)        2/97(2)
PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                      $1.0000        $1.0000        $1.0000        $1.0000        $1.0000          $1.0000
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income            0.0371         0.0592         0.0464         0.0499         0.0428           0.0492
----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net
 investment income              (0.0371)       (0.0592)       (0.0464)       (0.0499)       (0.0428)         (0.0492)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $1.0000        $1.0000        $1.0000        $1.0000        $1.0000          $1.0000
----------------------------------------------------------------------------------------------------------------------
Total return                       3.77%          6.08%          4.74%          5.12%          4.28%(3)         5.03%
----------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (000s omitted)                $301,516       $343,623       $463,971       $429,978       $472,675         $416,735
Ratio of expenses to average
 net assets(4)                     0.55%          0.57%          0.56%          0.56%          0.55%(5)         0.55%
Ratio of net investment
 income to average net
 assets                            3.85%          5.87%          4.66%          5.00%          5.11%(5)         4.93%
Decrease reflected in above
 operating expense ratios
 due to
 waivers/reimbursements            0.11%          0.11%          0.12%          0.12%          0.12%(5)         0.14%
----------------------------------------------------------------------------------------------------------------------



(1) In 1997, the Fund changed its fiscal year end from February 28 to December
    31. The information presented is for the period March 1, 1997 through December 31, 1997.


(2) For the year ended February 28, 1997.


(3) Non-annualized.


(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class share's net expense ratio by .00%, .02%, .01%, .01%, .00% and .00% for each of the years ended December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31, 1997, and the year ended February 28, 1997, respectively. The operating expense ratio after reflecting these arrangements was .55% for each of the years ended December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31,
    1997, and the year ended February 28, 1997, respectively.


(5) Annualized.

                            NEW YORK TAX EXEMPT FUND


     GOAL AND STRATEGIES

   The New York Tax Exempt Fund seeks as high a level of current income exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity. The fund seeks to maintain a stable $1 share price.


   Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in New York municipal securities. New York municipal securities are securities the income from which is exempt from both regular and alternative minimum federal taxes, and New York state and New York City income taxes. In selecting investments, fund managers may examine the relationships among yields on various types and maturities of municipal securities in the context of their outlook for interest rates. For example, if rates are expected to fall, longer maturities may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.


     PORTFOLIO INVESTMENTS


   This fund invests at least 80% of assets in high-quality short-term tax-exempt New York municipal securities. These include:


 - tax-exempt commercial paper

 - variable-rate demand notes

 - bonds

 - municipal put bonds

 - bond-anticipation notes

 - revenue-anticipation notes

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the fund's investments must be in the highest short-term rating category.

   The fund maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the fund may also engage in other investment practices.

     RISK FACTORS

   This fund's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

 - New York municipal securities

 - non-diversified status

   The fund's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the fund should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that fund holdings default or interest rates rise sharply in an unusually short period.

   The fund's ability to maintain a stable share price also depends upon guarantees from banks and other financial institutions that back certain securities the fund invests in. Changes in the credit quality of these institutions could cause losses to the fund and affect its share price.


   New York state and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. The risk of a downturn in the U.S. economy, particularly in New York City and New York state, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York state will suffer financial difficulties resulting from the attack, and the anticipated financial difficulties could adversely affect the ability of New York municipal issuers to make prompt payments of principal and interest. The default or credit-rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the fund's yield or share price. As a result, this fund may be riskier than a more geographically diversified municipal money-market fund. Furthermore, if the fund has difficulty finding attractive New York municipal securities to purchase, the amount of the fund's income that is subject to New York taxes could increase.



   The fund's status as a non-diversified fund may compound the risks associated with investing in the fund. Compared to a diversified mutual fund, a non-diversified fund may invest a greater portion of its assets in the securities of fewer issuers. Because this fund is non-diversified, it may involve more risk than a diversified money-market fund.


   The fund also may, and currently does, invest in alternative minimum tax
(AMT) securities, the income from which is a tax preference item. "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT

   Under the supervision of CSAM, a portfolio-management team at BlackRock Institutional Management Corporation, the fund's sub-investment adviser, makes the fund's day-to-day investment decisions.

     INVESTOR EXPENSES


Management fee                0.35%
All other expenses            0.20%
                              -----
Total expenses                0.55%

                     FINANCIAL HIGHLIGHTS
The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the fund's Annual Report.



----------------------------------------------------------------------------------------------------------------------
       PERIOD ENDED:            12/01          12/00          12/99          12/98         12/97(1)        2/97(2)
PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                      $1.0000        $1.0000        $1.0000        $1.0000        $1.0000          $1.0000
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income            0.0202         0.0341         0.0267         0.0287         0.0261           0.0288
----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net
 investment income              (0.0202)       (0.0341)       (0.0267)       (0.0287)       (0.0261)         (0.0288)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $1.0000        $1.0000        $1.0000        $1.0000        $1.0000          $1.0000
----------------------------------------------------------------------------------------------------------------------
Total return                       2.13%          3.46%          2.70%          2.92%          2.64%(3)         2.92%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (000s omitted)                $186,685       $197,544       $181,842       $174,743       $151,173         $124,191
Ratio of expenses to average
 net assets(4)                     0.55%          0.57%          0.56%          0.55%          0.55%(5)         0.55%
Ratio of net investment
 income to average net
 assets                            2.11%          3.39%          2.68%          2.86%          3.12%(5)         2.88%
Decrease reflected in above
 operating expense ratio due
 to waivers/reimbursements         0.15%          0.11%          0.13%          0.14%          0.12%(5)         0.17%
----------------------------------------------------------------------------------------------------------------------



(1) In 1997, the Fund changed its fiscal year-end from February 28 to December
    31. The information presented is for the period March 1, 1997 through December 31, 1997.


(2) For the year ended February 28, 1997.


(3) Non-annualized.


(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, .00%, .00% and .00% for each of the years ended December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31, 1997 and the year ended February 28, 1997, respectively. The operating expense ratio after reflecting these arrangements was .55% for each of the years ended December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31,
    1997 and the year ended February 28, 1997, respectively.


(5) Annualized.

                                MORE ABOUT RISK
     INTRODUCTION

   A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of each fund's risk profile in "Key Points." The fund-by-fund discussions contain more detailed information. This section discusses other risks that may affect the funds.

   The "Certain Investment Practices" table takes a more detailed look at certain investment practices the funds may use. Some of these practices may have higher risks associated with them. However, each fund has limitations and policies designed to reduce many of the risks.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to a fund could reduce the fund's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money a fund could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK A fund's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities and the mutual funds that invest in them.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, a fund would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES
For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate
       actual use
/20%/  Italic type (e.g., 20%) represents an investment
       limitation as a percentage of NET fund assets; does
       not indicate actual use
20%    Roman type (e.g., 20%) represents an investment
       limitation as a percentage of TOTAL fund assets; does
       not indicate actual use
[ ]    Permitted, but not expected to be used to a
       significant extent
--     Not permitted



                                                                        NEW
                                                                        YORK
                                                               CASH     TAX
                                                              RESERVE  EXEMPT
                                                               FUND     FUND
 INVESTMENT PRACTICE                                               LIMIT
AMT SECURITIES Municipal securities whose interest is a
tax-preference item for purposes of the federal alternative
minimum tax. Credit, interest-rate, liquidity, market,
regulatory risks.                                              [ ]     /20%/
-----------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit issued or backed by foreign banks
and foreign branches of U.S. banks. Credit, income, interest
rate, market, political risks.                                 [-]      [ ]
-----------------------------------------------------------------------------
INDUSTRY CONCENTRATION -- BANKING Investing more than 25% of a fund's net assets in obligations of banks and
banking-related companies. Risks affecting the industry will have a greater effect on the fund. Credit, interest-rate,
market, regulatory risks.                                      [-]       --
-----------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]      [ ]
-----------------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of the state of New York and other states and jurisdictions
of the U.S. and their authorities, agencies and
instrumentalities. May include tax-exempt commercial paper,
variable-rate demand notes, bonds, municipal put bonds,
bond-anticipation notes and revenue-anticipation notes.
Credit, interest-rate, market risks.                           [ ]      [-]
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]      [ ]
-----------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                         10%      10%
-----------------------------------------------------------------------------

                                                                                     NEW
                                                                                    YORK
                                                                   CASH              TAX
                                                                  RESERVE          EXEMPT
                                                                   FUND             FUND

 INVESTMENT PRACTICE                                                       LIMIT
TEMPORARY DEFENSIVE TACTICS Placing some or all of a fund's
assets in defensive investments when the investment adviser
or sub-investment adviser believes that doing so would be in the best interests of fund shareholders. For the New York
Tax Exempt Fund, these investments may include taxable
securities and municipal securities that are not exempt from
New York state and New York City taxes. Although intended to avoid losses in unusual market conditions, defensive tactics
might prevent a fund from achieving its goal.                       [ ]              [ ]
----------------------------------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                             [ ]              [-]
----------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                         20%              20%
----------------------------------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at 12:00 noon and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.

   Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.


  ACCOUNT STATEMENTS


   In general, you will receive account statements or notices as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every quarter

   You will also receive annual and semiannual financial reports.

     DISTRIBUTIONS

   As a fund investor, you will receive distributions.

   Each fund may earn interest from its bond, money-market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. Money-market funds usually do not make capital-gain distributions.


   The funds declare dividend distributions daily and pay them monthly. Each of the funds typically distributes long-term capital gains (if any) to shareholders annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Most investors have their distributions reinvested in additional shares of the same fund. Alternatively, you can choose to have a check for your distributions mailed to you or sent by electronic transfer. Distributions will be reinvested unless you select another option on your account application.


   Estimated year-end distribution information, including record and payment dates, will be available late in the year at www.CreditSuisseFunds.com or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the funds.

     TAXES

   As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged retirement account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

   Each fund intends to meet the requirements for being a tax-qualified regulated investment company. As long as a fund continues to qualify, it pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because each fund seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

   The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

CASH RESERVE FUND

   Distributions you receive from the Cash Reserve Fund, whether reinvested or taken in cash, are generally considered taxable. The fund does not expect to realize long-term capital gains or make capital-gain distributions. Distributions from other sources are generally taxed as ordinary income.

   Depending on provisions in your state's tax law, the portion of the fund's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The fund will indicate each year the portion of its income, if any, that may qualify for this exemption.

NEW YORK TAX EXEMPT FUND

   Interest income that the fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free when received by the fund remains tax-free when it is distributed.

   However, gain on the sale of tax-free securities results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income. Although the fund does not expect to make them, long-term capital-gain distributions would be taxed as long-term capital gains. Distributions of capital gains are taxable whether you take them in cash or reinvest them.

   The interest from some municipal securities is subject to the federal alternative minimum tax. The fund may invest up to 100% of its assets in these securities during temporary defensive periods. Individuals who are subject to the tax must report this interest on their tax returns. In addition, the fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.

   To the extent that the fund's income dividends are derived from state tax-free investments, they will be free from

New York state and City personal income taxes. The fund will indicate each year the portion of its dividends that may qualify for this exemption. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from New York state and City franchise or corporate income taxes.

                                 BUYING SHARES


     OPENING AN ACCOUNT



   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.



   If you need an application, call our Shareholder Service Center to receive one by mail or fax. Or you can download it from our Internet Web site: www.CreditSuisseFunds.com.



   You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.



     BUYING AND SELLING SHARES



   The funds are open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form prior to 12 noon Eastern Time or by the close of the NYSE (usually 4 p.m. Eastern Time), your transaction will be priced at the NAV determined at 12 noon Eastern Time or at that day's closing NAV, respectively. If we receive it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12 noon Eastern Time. Shares of a fund purchased by 12:00 noon Eastern Time will be eligible to receive that day's daily dividend. "Proper form" means a fund or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).



     FINANCIAL-SERVICES FIRMS



   You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.



   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.



   Some of the firms through which the fund is available include:



 - Charles Schwab & Co., Inc. Mutual Fund OneSource(R) service



 - Fidelity Brokerage Services, Inc. FundsNetwork(R) Program



 - TD Waterhouse Mutual Fund Network



MINIMUM INITIAL INVESTMENT



   Regular account:          $2,500
   IRAs:                     $  500
   Transfers/Gifts to
     Minors:                 $  500

     ADDING TO AN ACCOUNT



   You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.



     INVESTMENT CHECKS



   Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, we cannot accept "starter" checks that do not have your name pre-printed on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks may be returned to you and your purchase order may not be processed.

                OPENING AN ACCOUNT                                     ADDING TO AN ACCOUNT
BY CHECK
- Complete the New Account Application.                 - Make your check payable to Credit Suisse Funds.
- For IRAs use the Universal IRA Application.           - Write the account number and the fund name on
- Make your check payable to Credit Suisse Funds.         your check.
- Write the fund name on the check.                     - Mail to Credit Suisse Funds.
- Mail to Credit Suisse Funds.                          - Minimum amount is $100.
BY EXCHANGE
- Call our Shareholder Service Center to request        - Call our Shareholder Service Center to request
  an exchange from another Credit Suisse Fund. Be         an exchange from another Credit Suisse Fund.
  sure to read the current Prospectus for the new       - Minimum amount is $250.
  fund. Also please observe the minimum initial         - If you do not have telephone privileges, mail or
  investment.                                             fax a letter of instruction signed by all
- If you do not have telephone privileges, mail or        shareholders.
  fax a letter of instruction signed by all
  shareholders.
BY WIRE
- Complete and sign the New Account Application.        - Call our Shareholder Service Center by 4 p.m.
- Call our Shareholder Service Center and fax the         Eastern Time to inform us of the incoming wire.
  signed New Account Application by 4 p.m. Eastern        Please be sure to specify your name, account
  Time.                                                   number and the fund name on your wire advice.
- The Shareholder Service Center will telephone         - Wire the money for receipt that day.
  you with your account number. Please be sure to       - Minimum amount is $500.
  specify your name, the account number and the
  fund name on your wire advice.
- Wire your initial investment for receipt that
  day.
- Mail the original, signed application to Credit
  Suisse Funds.
This method is not available for IRAs.
BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER
- Cannot be used to open an account.                    - Call our Shareholder Service Center to request
                                                          an ACH transfer from your bank.
                                                        - Your purchase will be effective at the next NAV
                                                          calculated after we receive your order in proper
                                                          form.
                                                        - Minimum amount is $50.
                                                        - Requires ACH on Demand privileges.



                                  800-927-2874


                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

                                 SELLING SHARES



   SELLING SOME OR ALL OF YOUR SHARES                       CAN BE USED FOR
BY MAIL

Write us a letter of instruction that          - Accounts of any type.
includes:                                      - Sales of any amount.
- your name(s) and signature(s)                For IRAs please use the IRA Distribution
- the fund name and account number             Request Form.
- the dollar amount you want to sell
- how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").
Mail the materials to Credit Suisse
Funds.
If only a letter of instruction is
required, you can fax it to the
Shareholder Service Center (unless a
signature guarantee is required).
BY EXCHANGE
-Call our Shareholder Service Center to        - Accounts with telephone privileges.
 request an exchange into another Credit       If you do not have telephone privileges,
 Suisse Fund. Be sure to read the current      mail or fax a letter of instruction to
 Prospectus for the new fund. Also please      exchange shares.
 observe the minimum initial investment.
BY PHONE

Call our Shareholder Service Center to         -Non-IRA accounts with telephone
request a redemption. You can receive the      privileges.
proceeds as:
- a check mailed to the address of record
  ($100 minimum)
-an ACH transfer to your bank ($50
minimum)
- a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for
details.
BY WIRE OR ACH TRANSFER
- Complete the "Wire Instructions" or          -Non-IRA accounts with wire-redemption or
  "ACH on Demand" section of your New           ACH on Demand privileges.
  Account Application.                         -Requests by phone or mail.
- For federal-funds wires, proceeds will
  be wired on the next business day. For
  ACH transfers, proceeds will be
  delivered within two business days.

                                HOW TO REACH US



 Shareholder Service Center



 Toll free: 800-927-2874


 Fax: 888-606-8252



 Mail


 Credit Suisse Funds


 P.O. Box 9030


 Boston, MA 02205-9030



 Overnight/Courier Service


 Boston Financial Data Services, Inc.


 Attn: Credit Suisse Funds


 66 Brooks Drive


 Braintree, MA 02184



 Internet Web Site


 www.CreditSuisseFunds.com





                                WIRE INSTRUCTIONS



 State Street Bank and Trust Company


 ABA# 0110 000 28


 Attn: Mutual Funds/Custody Dept.


 [Credit Suisse Fund Name]


 DDA# 9904-649-2


 F/F/C: [Account Number and Account registration]



     SELLING SHARES IN WRITING



   Some circumstances require a written sell order, along with a signature guarantee. These include:



 - accounts whose address of record has been changed within the past 30 days



 - redemptions in certain large accounts (other than by exchange)



 - requests to send the proceeds to a different payee or address than on record



 - shares represented by certificates, which must be returned with your sell order



   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.



     RECENTLY PURCHASED SHARES



   For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund.



     LOW-BALANCE ACCOUNTS



   If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.



MINIMUM TO KEEP AN ACCOUNT OPEN



Regular account:           $2,000
IRAs:                      $  250
Transfers/Gifts to
  Minors:                  $  250



                                  800-927-2874


                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

                              SHAREHOLDER SERVICES


     AUTOMATIC SERVICES



   Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.



AUTOMATIC MONTHLY INVESTMENT PLAN



   For making automatic investments ($50 minimum) from a designated bank account.



AUTOMATIC WITHDRAWAL PLAN



   For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.



DISTRIBUTION SWEEP



   For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.



     STATEMENTS AND REPORTS



   The fund produces financial reports, which include among other things a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, prospectus, proxy statement or information statement, as applicable, to your household, even if more than one person in the household has an account with the fund. Please call 800-927-2874 if you would like to receive additional reports, prospectuses or proxy statements.



     RETIREMENT PLANS



   Credit Suisse offers a range of tax-advantaged retirement accounts, including:



 - Traditional IRAs



 - Roth IRAs



 - Spousal IRAs



 - Rollover IRAs



 - SEP IRAs



   To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.



     TRANSFERS/GIFTS TO MINORS



   Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act (UGMA). Please consult your tax professional about these types of accounts.



     ACCOUNT CHANGES



   Call our Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

                                 OTHER POLICIES


     TRANSACTION DETAILS



   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of a fund before 12 noon Eastern Time, you begin to earn dividend distributions on that day.



   Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:



 - your investment check or ACH transfer does not clear



 - you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day



   If you wire money without first calling our Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.



   While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.



   Uncashed redemption or distribution checks to not earn interest.



     SPECIAL SITUATIONS



   The fund reserves the right to:



 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the fund and its shareholders



 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions



 - impose minimum investment amounts after 15 days' notice to current investors of any increases



 - charge a wire-redemption fee



 - make a "redemption in kind"-payment in portfolio securities rather than cash-for certain large redemption amounts that could hurt fund operations



 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)



 - modify or waive its minimum investment requirements for investments through certain financial-services firms and for employees and clients of its adviser, sub-adviser, distributor and their affiliates and through retirement plan programs (no minimum)



 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)



                                  800-927-2874


                        MONDAY-FRIDAY, 8 A.M.-6 P.M. ET

                               OTHER INFORMATION

     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the funds' distributor. CSAMSI is affiliated with CSAM, and is responsible for:

 - making the funds available to you

 - account servicing and maintenance

 - other administrative services related to sale of the funds' shares

   CSAMSI, CSAM or their affiliates may make payments out of their own resources to firms offering shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the funds may reimburse a portion of these payments.

                              FOR MORE INFORMATION


   More information about these funds is available free upon request, including the following:


     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the fund's manager discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the funds, is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.


   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:

   800-927-2874




BY FACSIMILE:

   888-606-8252


BY MAIL:
   Credit Suisse Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBERS:


Credit Suisse Cash Reserve Fund                                        811-04171



Credit Suisse New York Tax Exempt Fund                                 811-04170


                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]
P.O. BOX 9030, BOSTON, MA 02205-9030
800-577-2321 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPMMF-1-0502

                                             [CREDIT SUISSE ASSET MANAGEMENT]

             CREDIT SUISSE FUNDS
             Prospectus


             CLASS A SHARES
             May 1, 2002

                        -   CREDIT SUISSE
                            CASH RESERVE FUND


                        -   CREDIT SUISSE
                            NEW YORK TAX EXEMPT FUND


           As with all mutual funds, the Securities and Exchange
           Commission has not approved these funds, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           Credit Suisse Funds are advised by Credit Suisse Asset
           Management, LLC.

                           CONTENTS

KEY POINTS................... ....................           4
   Goals and Principal Strategies.................           4
   Investor Profile...............................           4
   A Word About Risk..............................           5
PERFORMANCE SUMMARY............... ...............           7
   Year-by-Year Total Returns.....................           7
   Average Annual Total Returns...................           8

INVESTOR EXPENSES................ ................           9
   Fees and Fund Expenses.........................           9
   Example........................................          10

THE FUNDS IN DETAIL............... ...............          11
   The Management Firms...........................          11
   Fund Information Key...........................          11

CASH RESERVE FUND................ ................          13

NEW YORK TAX EXEMPT FUND............ .............          16

MORE ABOUT RISK................. .................          19
   Introduction...................................          19
   Types of Investment Risk.......................          19
   Certain Investment Practices...................          21

ABOUT YOUR ACCOUNT............... ................          22
   Share Valuation................................          22
   Distributions..................................          22
   Taxes..........................................          22
   Statements and Reports.........................          23

BUYING AND SELLING SHARES............ ............          25

SHAREHOLDER SERVICES.............. ...............          27

OTHER POLICIES................. ..................          28

OTHER INFORMATION................ ................          29
   About the Distributor..........................          29

FOR MORE INFORMATION............... ..............  back cover

                          KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES


---------------------------------------------------------------------------------------------------------------------------------
FUND/RISK FACTORS                    GOAL                       STRATEGIES
---------------------------------------------------------------------------------------------------------------------------------
CASH RESERVE FUND                    High current income        - Invests in high-quality money-market instruments:
Risk factors:                        consistent with liquidity
 Credit risk                         and stability of             - obligations issued or guaranteed by the U.S. government, its
 Income risk                         principal                      agencies or instrumentalities
 Industry concentration
 Interest-rate risk                                               - bank and corporate debt obligations
 Market risk                                                    - Concentrates its investments in the banking industry
                                                                - Portfolio managers select investments based on factors such as yield, maturity and liquidity, within the context of their interest-rate outlook
                                                                - Seeks to maintain a stable share price of $1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK TAX EXEMPT FUND             As high a level of         -  Invests in high-quality, short-term tax- exempt New York
Risk factors:                        current interest income       municipal securities -- debt obligations whose interest is
 Credit risk                         exempt from federal, New      exempt from federal, New York state and New York City
 Income risk                         York state and New York       income taxes
 Interest-rate risk                  City personal income       -  Fund dividends derived from interest on New York municipal
 Market risk                         taxes as is consistent        securities remain tax-exempt when distributed to New York
 New York municipal securities       with preservation of          state residents
 Non-diversified status              capital and liquidity      -  Portfolio managers select investments based on factors such as yield, maturity and liquidity, within the context of their interest-rate outlook
                                                                -  Seeks to maintain a stable share price of $1
---------------------------------------------------------------------------------------------------------------------------------


     INVESTOR PROFILE

   THESE FUNDS ARE DESIGNED FOR INVESTORS WHO:

 - want to preserve the value of their investment

 - are seeking a mutual fund for the money-market portion of an asset-allocation portfolio

 - want easy access to their money through checkwriting and wire-redemption privileges

 - are investing emergency reserves or other money for which safety and accessibility are more important than total return

 - for the New York Tax Exempt Fund only, seek tax-exempt income from their investment

   THESE FUNDS MAY NOT BE APPROPRIATE IF YOU:

 - want federal deposit insurance

 - desire the higher income available from longer-term fixed-income funds

 - are investing for capital appreciation

 - In addition, the New York Tax Exempt Fund is not appropriate for IRAs or other tax-advantaged retirement plans.


   You should base your investment decision on your own goals, risk preferences and time horizon.



     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the funds are discussed below. Before you invest, please make sure you understand the risks that apply to your fund.

   Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a fund.

CREDIT RISK
Both funds

   The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to a fund could reduce the fund's income level and share price.

INCOME RISK
Both funds

   A fund's income level may decline because of falling interest rates and other market conditions. Each fund's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INDUSTRY CONCENTRATION
Cash Reserve Fund

   Investing more than 25% of its assets in the banking industry will subject the fund to risks associated with investing in banks and banking-related companies. These risks include interest-rate, market and regulatory risks.

INTEREST-RATE RISK
Both funds

   Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   A sharp and unexpected rise in interest rates could cause a money-market fund's share price to drop below $1. However, the extremely short maturity of securities held in money-market portfolios -- a means of achieving an overall fund objective of principal safety -- reduces their potential for price fluctuation.

MARKET RISK
Both funds

   The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities and the mutual funds that invest in them.

NEW YORK MUNICIPAL SECURITIES
New York Tax Exempt Fund

   The default or credit-rating downgrade of a New York state or New York City issuer could affect the market values and marketability of all New York municipal securities and hurt the fund's yield or share price.


NON-DIVERSIFIED STATUS

New York Tax Exempt Fund

   The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

                     PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the funds' Common Class shares. The bar chart shows you how each fund's performance related to the Common Class shares has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of the future.



                          YEAR-BY-YEAR TOTAL RETURNS*

YEAR ENDED 12/31:
[BAR GRAPH--AMOUNTS ARE PERCENTAGES]

                                                                           CASH RESERVE FUND
                                                                           -----------------
1992                                                                             3.57
1993                                                                             2.77
1994                                                                             3.88
1995                                                                             5.63
1996                                                                             5.05
1997                                                                             5.19
1998                                                                             5.12
1999                                                                             4.74
2000                                                                             6.08
2001                                                                             3.77

CASH RESERVE FUND
  BEST QUARTER:  1.47% (Q1 92)
  WORST QUARTER:  0.57% (Q4 01)
  INCEPTION DATE: 4/16/85

YEAR ENDED 12/31:
[BAR GRAPH--AMOUNTS ARE PERCENTAGES]

                                                                       NEW YORK TAX EXEMPT FUND
                                                                       ------------------------
1992                                                                             2.36
1993                                                                             1.78
1994                                                                             2.25
1995                                                                             3.32
1996                                                                             2.92
1997                                                                             3.10
1998                                                                             2.92
1999                                                                             2.70
2000                                                                             3.46
2001'                                                                            2.13

NEW YORK TAX EXEMPT FUND
  BEST QUARTER:  0.92% (Q4 00)
  WORST QUARTER:  0.39% (Q4 01)
  INCEPTION DATE: 4/18/85

* Performance for Class A shares of the funds is not provided because this class does not have a full calendar year of performance. Although Common Class shares are not offered in this prospectus, they are invested in the same portfolio. Common Class shares' annual returns differ to the extent that the classes have different fees and expenses. The returns shown have not been restated to reflect these different fees and expenses.

                         AVERAGE ANNUAL TOTAL RETURNS*


                                       ONE YEAR   5 YEARS   TEN YEARS   LIFE OF   INCEPTION
       PERIOD ENDED 12/31/01:            2001    1997-2001  1992-2001     FUND       DATE
 CASH RESERVE FUND                      3.77%      4.98%      4.58%      5.08%     4/16/85
 NEW YORK TAX EXEMPT FUND               2.13%      2.86%      2.69%      3.42%     4/18/85


The total returns shown above are not the funds' yields. A fund's yield more closely reflects the fund's current earnings.
* Performance for Class A shares of the funds is not provided because this class does not have a full calendar year of performance. Although Common Class shares are not offered in this prospectus, they are invested in the same portfolio. Common Class shares' annual returns differ to the extent that the classes have different fees and expenses. The returns shown have not been restated to reflect these different fees and expenses.


     YIELD

  To obtain a fund's current 7-day yield, call toll-free 800-927-2874.

                           UNDERSTANDING PERFORMANCE

- TOTAL RETURN tells you how much an investment in a fund has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                      INVESTOR EXPENSES

                             FEES AND FUND EXPENSES


This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are amounts for the fiscal year ended December 31, 2001.



----------------------------------------------------------------------------------------
                                                                       NEW YORK
                                                 CASH RESERVE         TAX EXEMPT
                                                     FUND                FUND
                                                   CLASS A              CLASS A
----------------------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
----------------------------------------------------------------------------------------
Sales charge "load" on purchases                     NONE                NONE
----------------------------------------------------------------------------------------
Deferred sales charge "load"                         NONE                NONE
----------------------------------------------------------------------------------------
Sales charge "load" on reinvested
 distributions                                       NONE                NONE
----------------------------------------------------------------------------------------
Redemption fees                                      NONE                NONE
----------------------------------------------------------------------------------------
Exchange fees                                        NONE                NONE
----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
----------------------------------------------------------------------------------------
Management fee                                      0.35%                0.50%
----------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                0.25%                0.25%
----------------------------------------------------------------------------------------
Other expenses                                      0.31%                0.20%
----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*               0.91%                0.95%
----------------------------------------------------------------------------------------



* Actual fees and expenses for the fiscal year ended December 31, 2001 are shown below. Fee waivers, expense reimbursements or credits reduced some expenses during 2001 but may be discontinued at any time:



                                                                          NEW YORK
EXPENSES AFTER WAIVERS,                            CASH RESERVE          TAX EXEMPT
REIMBURSEMENTS OR CREDITS                              FUND                 FUND
Management fees                                     0.24%                0.35%
Distribution and service (12b-1) fees               0.25%                0.25%
Other expenses                                      0.31%                0.20%
                                                   ------------          ----------
NET ANNUAL FUND OPERATING EXPENSES                  0.80%                0.80%

                                    EXAMPLE

This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed in the table on the opposite page (before fee waivers, expense reimbursements or credits) and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:



---------------------------------------------------------------------------------------------
                                  ONE YEAR       THREE YEARS    FIVE YEARS     TEN YEARS
---------------------------------------------------------------------------------------------
CASH RESERVE FUND                      $93            $290           $504          $1,120
---------------------------------------------------------------------------------------------
NEW YORK TAX EXEMPT FUND               $97            $303           $525          $1,166
---------------------------------------------------------------------------------------------

                     THE FUNDS IN DETAIL
     THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the funds

 - Responsible for managing each fund's assets according to its goal and strategies

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks


 - Credit Suisse Asset Management companies manage approximately $78 billion in the U.S. and $303 billion globally



 - Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse. Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provide asset management products and services to global corporate, institutional and government clients.



 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London and Tokyo; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission


   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

BLACKROCK INSTITUTIONAL
MANAGEMENT CORPORATION
400 Bellevue Parkway
Wilmington, DE 19809

 - Sub-investment adviser for the New York Tax Exempt Fund

 - Responsible for providing investment research and credit analysis, and managing the day-to-day operations of the funds

 - A majority owned indirect subsidiary of PNC Bank, N.A.


 - Manages approximately $79.5 billion in assets



     FUND INFORMATION KEY

   Concise fund-by-fund descriptions begin on page 13. Each description provides the following information:

GOAL AND STRATEGIES

   The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

INVESTOR EXPENSES


   Actual fund expenses for the 2001 fiscal year. Future expenses may be higher or lower.


 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice and, with respect to the New York Tax Exempt Fund, to the sub-investment adviser for its services. Expressed as a percentage of average net assets after waivers.

 - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by Class A shares of each fund to the distributor for making Class A shares of the fund available to you. Expressed as a percentage of average net assets.

 - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

FINANCIAL HIGHLIGHTS

   A table showing the audited financial performance for each fund's Common Class shares for up to five years.

 - TOTAL RETURN How much you would have earned on an investment in the fund, assuming you had reinvested all distributions.

   The Annual Report includes the auditor's report, along with the fund's financial statements. It is available free upon request.

                      CASH RESERVE FUND
     GOAL AND STRATEGIES

   The Cash Reserve Fund seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. The fund seeks to maintain a stable $1 share price.

   In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.


     PORTFOLIO INVESTMENTS

   This fund invests in the following types of money-market instruments:

 - Government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

 - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

 - commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

 - repurchase agreements

 - when-issued securities

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the fund's investments must be in the highest short-term rating category. Under normal conditions, the fund will invest at least 25% of assets in the banking industry.

   The fund maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the fund may also engage in other investment practices.


     RISK FACTORS

   This fund's principal risk factors are:

 - credit risk

 - income risk

 - industry concentration

 - interest-rate risk

 - market risk

   The fund's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the fund should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that fund holdings default or interest rates rise sharply in an unusually short period.

   Concentrating its investments in the banking industry will subject the fund to risks associated with investing in banks and banking-related companies. These risks are discussed in "More About Risk." That section also details other investment practices the fund may use. Please read "More About Risk" carefully before you invest.


     PORTFOLIO MANAGEMENT

   CSAM makes the fund's day-to-day investment decisions.


     INVESTOR EXPENSES


Management fee             0.24%
Distribution and service
  (12b-1) fees             0.25%
All other expenses         0.31%
                           -----
Total expenses             0.80%

                              FINANCIAL HIGHLIGHTS



The below figures have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the fund's Annual Report.



----------------------------------------------------------------------
PERIOD ENDED:                                                12/01(1)
PER SHARE DATA
----------------------------------------------------------------------
Net asset value, beginning of period                         $  1.0000
----------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income                                           0.0011
----------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income                           (0.0011)
----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  1.0000
----------------------------------------------------------------------
Total return                                                     0.11%(2)
----------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------
Net assets, end of period (000s omitted)                            $1
Ratio of expenses to average net assets(3)                       0.80%(4)
Ratio of net investment income to average net assets             1.43%(4)
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements                                          0.37%(4)
----------------------------------------------------------------------



(1) For the period November 30, 2001 (inception date) through December 31, 2001.


(2) Non-annualized.


(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the period ended December 31, 2001.


(4) Annualized.

                   NEW YORK TAX EXEMPT FUND
     GOAL AND STRATEGIES

   The New York Tax Exempt Fund seeks as high a level of current income exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity. The fund seeks to maintain a stable $1 share price.


   Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in New York municipal securities. New York municipal securities are securities the income from which is exempt from both regular and alternative minimum federal taxes, and New York state and New York City income taxes. In selecting investments, fund managers may examine the relationships among yields on various types and maturities of municipal securities in the context of their outlook for interest rates. For example, if rates are expected to fall, longer maturities may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.



     PORTFOLIO INVESTMENTS


   This fund invests at least 80% of assets in high-quality short-term tax-exempt New York municipal securities. These include:


 - tax-exempt commercial paper

 - variable-rate demand notes

 - bonds

 - municipal put bonds

 - bond-anticipation notes

 - revenue-anticipation notes

   No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the fund's investments must be in the highest short-term rating category.

   The fund maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the fund may also engage in other investment practices.


     RISK FACTORS

   This fund's principal risk factors are:

 - credit risk

 - income risk

 - interest-rate risk

 - market risk

 - New York municipal securities

 - non-diversified status

   The fund's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

   Since it is managed to maintain a constant $1 share price, the fund should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that fund holdings default or interest rates rise sharply in an unusually short period.

   The fund's ability to maintain a stable share price also depends upon guarantees from banks and other financial institutions that back certain securities the fund invests in. Changes in the credit quality of these institutions could cause losses to the fund and affect its share price.

   New York state and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. The risk of a downturn in the U.S. economy, particularly in New York City and New York state, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York state will suffer financial difficulties resulting from the attack, and the anticipated financial difficulties could adversely affect the ability of New York municipal issuers to make prompt payments of principal and interest. The default or credit-rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal securities and hurt the fund's yield or share price. As a result, this fund may be riskier than a more geographically diversified municipal money-market fund. Furthermore, if the fund has difficulty finding attractive New York municipal securities to purchase, the amount of the fund's income that is subject to New York taxes could increase.

   The fund's status as a non-diversified fund may compound the risks associated with investing in the fund. Compared to a diversified mutual fund, a non-diversified fund may invest a greater portion of its assets in the securities of fewer issuers. Because the fund is non-diversified, it may involve more risk than a diversified money-market fund.

   The fund also may, and currently does, invest in alternative minimum tax
(AMT) securities, the income from which is a tax preference item. "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.


     PORTFOLIO MANAGEMENT

   Under the supervision of CSAM, a portfolio-management team at BlackRock Institutional Management Corporation, the fund's sub-investment adviser, makes the fund's day-to-day investment decisions.


     INVESTOR EXPENSES


Management fee            0.35%
Distribution and service
  (12b-1) fees            0.25%
All other expenses        0.20%
                          -----
Total expenses            0.80%

                              FINANCIAL HIGHLIGHTS



The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the fund's Annual Report.



----------------------------------------------------------------------
PERIOD ENDED:                                                12/01(1)
PER SHARE DATA
----------------------------------------------------------------------
Net asset value, beginning of period                         $  1.0000
----------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income                                           0.0004
----------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income                           (0.0004)
----------------------------------------------------------------------
Net asset value, end of period                               $  1.0000
----------------------------------------------------------------------
Total return                                                     0.04%(2)
----------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------
Net assets, end of period (000s omitted)                            $1
Ratio of expenses to average net assets(3)                       0.80%(4)
Ratio of net investment income to average net assets             0.50%(4)
Decrease reflected in above operating expense ratios due to
 waivers/reimbursements                                          0.15%(4)
----------------------------------------------------------------------



(1) For the period November 30, 2001 (inception date) through December 31, 2001.


(2) Non-annualized.


(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the period ended December 31, 2001.


(4) Annualized.

                       MORE ABOUT RISK
     INTRODUCTION

   A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of each fund's risk profile in "Key Points." The fund-by-fund discussions contain more detailed information. This section discusses other risks that may affect the funds.

   The "Certain Investment Practices" table takes a more detailed look at certain investment practices the funds may use. Some of these practices may have higher risks associated with them. However, each fund has limitations and policies designed to reduce many of the risks.


     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to a fund could reduce the fund's income level and share price.

   EXPOSURE RISK The risk associated with investments or practices that increase the amount of money a fund could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INCOME RISK A fund's income level may decline because of falling interest rates.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities and the mutual funds that invest in them.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, a fund would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[-]    Permitted without limitation; does not indicate
       actual use
/20%/  Italic type (e.g., /20%/) represents an investment
       limitation as a percentage of NET fund assets; does
       not indicate actual use
20%    Roman type (e.g., 20%) represents an investment
       limitation as a percentage of TOTAL fund assets; does
       not indicate actual use
[ ]    Permitted, but not expected to be used to a
       significant extent
--     Not permitted




                                                               CASH    NEW
                                                              RESERVE  YORK
                                                               FUND    TAX
                                                                      EXEMPT
                                                                       FUND
----------------------------------------------------------------------------
 INVESTMENT PRACTICE                                              LIMIT
----------------------------------------------------------------------------
AMT SECURITIES Municipal securities whose interest is a
tax-preference item for purposes of the federal alternative
minimum tax. Credit, interest-rate, liquidity, market,
regulatory risks.                                              [ ]    /20%/
----------------------------------------------------------------------------
EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit issued or backed by foreign banks
and foreign branches of U.S. banks. Credit, income, interest
rate, market, political risks.                                 [-]     [ ]
----------------------------------------------------------------------------
INDUSTRY CONCENTRATION -- BANKING Investing more than 25% of a fund's net assets in obligations of banks and
banking-related companies. Risks affecting the industry will have a greater effect on the fund. Credit, interest-rate,
market, regulatory risks.                                      [-]      --
----------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.         [-]     [ ]
----------------------------------------------------------------------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of the state of New York and other states and jurisdictions
of the U.S. and their authorities, agencies and
instrumentalities. May include tax-exempt commercial paper,
variable-rate demand notes, bonds, municipal put bonds,
bond-anticipation notes and revenue-anticipation notes.
Credit, interest-rate, market risks.                           [ ]     [-]
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                  [-]     [ ]
----------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                         10%     10%
----------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of a fund's
assets in defensive investments when the investment adviser
or sub-investment adviser believes that doing so would be in the best interests of fund shareholders. For the New York
Tax Exempt Fund, these investments may include taxable
securities and municipal securities that are not exempt from
New York state and New York City taxes. Although intended to avoid losses in unusual market conditions, defensive tactics
might prevent a fund from achieving its goal.                  [ ]     [ ]
----------------------------------------------------------------------------
VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                        [ ]     [-]
----------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market,
speculative exposure risks.                                    20%     20%
----------------------------------------------------------------------------

                      ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).


   The NAV of each class of a fund is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. The NAV is calculated by dividing the total assets of each class of a fund, less its liabilities, by the number of shares outstanding in each class.


   Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.


     DISTRIBUTIONS

   As a fund investor, you will receive distributions.

   Each fund may earn interest from its bond, money-market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. Money-market funds usually do not make capital-gain distributions.


   The funds declare dividend distributions daily and pay them monthly. Each of the funds typically distributes long-term capital gains (if any) to shareholders annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.


   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each a "financial representative") or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.


     TAXES

   As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

   Each fund intends to meet the requirements for being a tax-qualified regulated investment company. As long as a fund continues to qualify, it pays no federal income tax on the earnings it distributes to shareholders.

   Any time you sell or exchange shares, it is considered a taxable event for you. Because each fund seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares. The Form 1099-DIV that is mailed to you every January details your distributions and their federal-tax category.

CASH RESERVE FUND

   Distributions you receive from the Cash Reserve Fund, whether reinvested or taken in cash, are generally considered taxable. The fund does not expect to realize long-term capital gains or make capital-gain distributions. Distributions from other sources are generally taxed as ordinary income.

   Depending on provisions in your state's tax law, the portion of the fund's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The fund will indicate each year the portion of its income, if any, that may qualify for this exemption.

NEW YORK TAX EXEMPT FUND

   Interest income that the fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free when received by the fund remains tax-free when it is distributed.

   However, gain on the sale of tax-free securities results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income. Although the fund does not expect to make them, long-term capital-gain distributions would be taxed as long-term capital gains. Distributions of capital gains are taxable whether you take them in cash or reinvest them.

   The interest from some municipal securities is subject to the federal alternative minimum tax. The fund may invest up to 100% of its assets in these securities during temporary defensive periods. Individuals who are subject to the tax must report this interest on their tax returns. In addition, the fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.

   To the extent that the fund's income dividends are derived from state tax-free investments, they will be free from New York state and City personal income taxes. The fund will indicate each year the portion of its dividends that may qualify for this exemption. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from New York state and City franchise or corporate income taxes.


     STATEMENTS AND REPORTS

   Each fund produces financial reports, which include, among other things, a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. Each fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the funds may choose to mail only one report, prospectus, proxy statement or information statement, as applicable, to your household, even if more than one person in the household has an account with the funds. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-927-2874.

                  BUYING AND SELLING SHARES
     OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.


     BUYING AND SELLING SHARES


   The funds are open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to 12 noon Eastern Time or by the close of the NYSE (usually 4 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means a fund or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).



   Financial representatives may offer an automatic sweep for the shares of each fund in the operation of cash accounts for their customers. Shares of a fund purchased through an automatic sweep by 12:00 noon Eastern Time are eligible to receive that day's daily dividend. For more information contact your financial representative.


   The minimum initial investment in each of the funds is $2,500, and the minimum for additional investments is $100. Your financial representative may have different minimum investment or account requirements.

   You should contact your financial representative to redeem shares of either of the funds. A signature guarantee may be required in some circumstances. Also, a redemption can be delayed until your investment check clears. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares:

 - BY SWEEP: If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from a fund sufficient amounts to cover security purchases in your brokerage account.

 - BY CHECKWRITING: With this service, you may write checks made payable to any payee. First, you must fill out a signature card which you may obtain from your financial representative. If you wish to establish this checkwriting service subsequent to the opening of your fund account, contact your financial representative. There is no charge for this service, except that the fund's custodian will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. The minimum amount for each check is $100. You can not write checks for more than the principal balance (not including any accrued dividends) in your account.


     EXCHANGING SHARES

   You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new Fund.

   For more information regarding buying, selling or exchanging shares, contact your financial representative or call the transfer agent at 1-800-927-2874.

                     SHAREHOLDER SERVICES
     AUTOMATIC SERVICES

   Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

   For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

   For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.


     TRANSFERS/GIFTS TO MINORS

   Depending on state laws, you can set up a custodial account under the Uniform Transfer-to-Minors Act (UTMA) or the Uniform Gifts-to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

                        OTHER POLICIES
     TRANSACTION DETAILS


   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. You begin to earn dividend distributions the business day after your purchase order is executed. If we receive your purchase order and payment to purchase shares of a fund before 12 noon Eastern Time, you begin to earn dividend distributions on that day.


   Your purchase order will be canceled and you may be liable for losses or fees incurred by a fund if your investment check or ACH transfer does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   Uncashed redemption or distribution checks do not earn interest.


     SPECIAL SITUATIONS

   Each fund reserves the right to:

 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading. In determining whether to accept or reject a purchase or exchange request, each fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the fund and its shareholders

 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - impose minimum investment amounts after 15 days' notice to current investors of any increases

 - charge a wire-redemption fee

 - make a "redemption in kind"--payment in fund securities rather than cash -- for certain large redemption amounts that could hurt fund operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - modify or waive its minimum investment requirements, including investments through certain financial representatives and through retirement plan programs (no minimum)

 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                      OTHER INFORMATION
     ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for making the funds available to you.

   Each fund has adopted a 12b-1 Plan for Class A shares pursuant to the rules of the Investment Company Act of 1940. The plans allow the funds to pay distribution and service fees for the sale and servicing of Class A shares. Since these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

   Distribution and service fees on Class A Shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the funds. The expenses incurred by the distributor under each fund's 12b-1 Plan for Class A shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

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                                       30

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                                       31

                       This page intentionally left blank

                     FOR MORE INFORMATION

   More information about these funds is available free upon request, including the following:


     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the fund manager discussing market conditions and investment strategies that significantly affected fund performance during the past fiscal year.


     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the funds, is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.


   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.


   Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-927-2874

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.CreditSuisseFunds.com

SEC FILE NUMBERS:

Credit Suisse Cash Reserve Fund                                        811-04171
Credit Suisse New York Tax Exempt Fund                                 811-04170

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]
P.O. BOX 9030, BOSTON, MA 02205-9030
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSMMA-1-0502

                       STATEMENT OF ADDITIONAL INFORMATION






                                   May 1, 2002


                         CREDIT SUISSE CASH RESERVE FUND

                     CREDIT SUISSE NEW YORK TAX EXEMPT FUND


                  This combined Statement of Additional Information provides information about Credit Suisse Cash Reserve Fund (the "Cash Reserve Fund") and Credit Suisse New York Tax Exempt Fund (the "Tax Exempt Fund" and collectively with the Cash Reserve Fund, the "Funds") that supplements the information that is contained in the combined Prospectus for the Common Shares of the Funds and the combined Prospectus for the Class A shares of the Funds, each dated May 1, 2002, and as each is amended or supplemented from time to time (together, the "Prospectuses"), and is incorporated by reference in its entirety into those Prospectuses.



                  Each Fund's audited Annual Report for its Common Class Shares and its Class A Shares, each dated December 31, 2001, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.


                  This Statement of Additional Information is not itself a prospectus and no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectuses, Annual Reports and information regarding each Fund's current performance may be obtained by writing or telephoning:


                               Credit Suisse Funds
                                  P.O. Box 9030
                        Boston, Massachusetts 02205-9030
                                  800-927-2874

                                Table of Contents


                                                                                                                Page
                                                                                                                ----

INVESTMENT OBJECTIVES.........................................................................................      1
GENERAL.......................................................................................................      1
         Price and Portfolio Maturity.........................................................................      1
         Portfolio Quality and Diversification................................................................      1
INVESTMENT POLICIES...........................................................................................      2
         Municipal Securities.................................................................................      2
         Bank Obligations.....................................................................................      3
         Variable Rate Master Demand Notes....................................................................      3
         Government Securities................................................................................      4
         When-Issued Securities...............................................................................      4
         Repurchase Agreements................................................................................      5
         Reverse Repurchase Agreements and Borrowings.........................................................      5
         Stand-By Commitment Agreements.......................................................................      5
         Third Party Puts.....................................................................................      6
         Taxable Investments..................................................................................      6
         Alternative Minimum Tax Bonds........................................................................      7
         Other Investment Policies and Practices of the Tax Exempt Fund.......................................      7
              Non-Diversified Status..........................................................................      7
         Special Considerations and Risk Factors..............................................................      7
         Other Investment Limitations.........................................................................      8
              Cash Reserve Fund...............................................................................      8
              Tax Exempt Fund.................................................................................     10
PORTFOLIO VALUATION...........................................................................................     11
PORTFOLIO TRANSACTIONS........................................................................................     12
SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.............................................     12
              Recent Events...................................................................................     13
              State Economy...................................................................................     16
              State Budget....................................................................................     17
              Debt Limits and Outstanding Debt................................................................     20
              Litigation......................................................................................     21
              Authorities.....................................................................................     22
              New York City and Other Localities..............................................................     23
MANAGEMENT OF THE FUNDS.......................................................................................     27
         Officers and Board of Directors......................................................................     37
         Directors' Compensation..............................................................................     37
         Investment Adviser, Sub- Investment Adviser and Administrator and Co-Administrators..................     39
         Advisory Fees paid to CSAM and CSAM's predecessor, WPAM..............................................     40
         Sub-Advisory and Administration Fees paid to BIMC....................................................     41
         Co-Administration Fees paid to CSAMSI and CSAMSI's predecessor, CFSI.................................     41
         Co-Administration Fees Paid to PFPC..................................................................     41
         Custodian and Transfer Agent.........................................................................     41



                                       (i)

                                Table of Contents


                                                                                                                Page
                                                                                                                ----

         Organization of the Funds............................................................................    42
         Distribution and Shareholder Servicing...............................................................    43
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................................................    43
         Special Provisions Applicable to the Class A Shares Only.............................................    44
         Automatic Cash Withdrawal Plan.......................................................................    44
EXCHANGE PRIVILEGE............................................................................................    45
ADDITIONAL INFORMATION CONCERNING TAXES.......................................................................    45
DETERMINATION OF YIELD........................................................................................    48
INDEPENDENT ACCOUNTANTS AND COUNSEL...........................................................................    49
MISCELLANEOUS.................................................................................................    49
FINANCIAL STATEMENTS..........................................................................................    50
APPENDIX......................................................................................................   A-1
         Description of Commercial Paper Ratings..............................................................   A-1
         Description of Municipal Securities Ratings..........................................................   A-2



                                      (ii)

                              INVESTMENT OBJECTIVES

                  The following information supplements the discussion of each Fund's investment objective and policies in the Prospectuses. There are no assurances that the Funds will achieve their investment objectives.

                  The investment objective of the Cash Reserve Fund is to provide investors with high current income consistent with liquidity and stability of principal.


                  The investment objective of the Tax Exempt Fund is to provide investors with as high a level of current income that is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity. The Tax Exempt Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in New York municipal securities. New York municipal securities are securities the income from which is exempt from both regular and alternative minimum federal taxes, and New York state and New York City income taxes. The 80% investment policy will not be applicable during periods when the Fund pursues a temporary defensive strategy, as discussed below. The Fund's 80% investment policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares.


                                    GENERAL

                  Unless otherwise indicated, each Fund is permitted, but not obligated, to engage in the following investment strategies subject to any percentage limitations set forth below. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future.

                  Portfolio Maturity. Each Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the Securities and Exchange Commission (the "SEC"), are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by the Fund. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. Each Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

                  Portfolio Quality and Diversification. Each Fund will limit its portfolio investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that the Fund acquires the security. The Funds may purchase securities that are unrated at the time of purchase that a Fund's investment adviser and, for the Tax Exempt Fund, sub-investment adviser deem to be of comparable quality to rated securities that the Fund may purchase. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and its affiliate, IBCA, Inc. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Fund's Statement of Additional Information.

                  The Funds have adopted certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by a Fund's investment adviser and, for the Tax Exempt Fund, sub-investment adviser. These policies generally restrict a Fund from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer. The Tax Exempt Fund may invest up to 25% of its assets without regard to this per issuer limit. In addition, the credit quality and diversification policies vary to some extent between the Cash Reserve and Tax Exempt Funds because the Tax Exempt Fund is a single-state tax exempt fund.

                              INVESTMENT POLICIES

                  Municipal Securities. Under normal circumstances, substantially all of the Tax Exempt Fund's assets will be invested in Municipal Securities. Municipal Securities include short- term debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity securities that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is excluded from gross income for federal income tax purposes.

                  The two principal types of Municipal Securities consist of "general obligation" and "revenue" issues, and the Tax Exempt Fund's portfolio may also include "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity securities held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity securities is usually directly related to the credit standing of the corporate user of the facility involved.

                  There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's investment adviser and sub- investment adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See the Appendix attached hereto for further information concerning ratings and their significance.

                  An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Securities may be materially adversely affected.

                  Among other instruments, the Tax Exempt Fund may purchase short- term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short- term loans. Such notes are issued with a short- term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                  Bank Obligations. The Cash Reserve Fund may purchase bank obligations, including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Cash Reserve Fund will invest in obligations of foreign banks or foreign branches of United States banks only if the Fund's investment adviser deem the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Cash Reserve Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

                  Variable Rate Master Demand Notes. Each Fund may also purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

                  Variable rate master demand notes held by a Fund may have maturities of more than thirteen months, provided: (i) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to thirteen months. In determining a Fund's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of thirteen months or less, each note will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service or when purchasing variable rate master demand notes, the Fund's investment adviser and, for the Tax Exempt Fund, sub- investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.

                  In the event an issuer of a variable rate master demand note defaults on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, a Fund will invest in such instruments only where its investment adviser and, for the Tax Exempt Fund, sub- investment adviser believe that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.

                  Government Securities. Government Securities in which the Funds may invest include Treasury Bills, Treasury Notes and Treasury Bonds; other obligations that are supported by the full faith and credit of the United States Treasury, such as Government National Mortgage Association pass-through certificates; obligations that are supported by the right of the issuer to borrow from the Treasury, such as securities of Federal Home Loan Banks; and obligations that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

                  When- Issued Securities. A Fund may purchase Municipal Securities or portfolio securities, as the case may be, on a "when- issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). Each Fund may purchase portfolio securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Fund expects that commitments to purchase when-issued securities will not exceed 20% of the value of its total assets absent unusual market conditions, and that a commitment by the Fund to purchase when-issued securities will generally not exceed 45 days. Neither Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objectives.

                  When a Fund agrees to purchase when- issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when- issued securities ever exceeded 25% of the value of its assets.

                  When a Fund engages in when- issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  Repurchase Agreements. Each Fund may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose the Fund to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights thereto. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book- entry system or another authorized securities depository.

                  Reverse Repurchase Agreements and Borrowings. Each Fund may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker- dealers and to repurchase them at a mutually agreed- upon date and price. At the time the Fund enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

                  Stand- By Commitment Agreements. (Tax Exempt Fund only). The Fund may acquire "stand- by commitments" with respect to Municipal Securities held in its portfolio. Under a stand- by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. Stand-by commitments acquired by the Fund may also be referred to as "put" options. The Fund's right to exercise stand-by commitments is unconditional and unqualified. A stand-by commitment is not transferable by the Fund, although the Fund can sell the underlying securities to a third party at any time.

                  The principal risk of a stand-by commitment is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. The Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of Credit Suisse Asset Management, LLC, each Fund's investment adviser ("CSAM"), present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims.

                  The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.

                  The Fund expects that stand- by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand- by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand- by commitments held in the Fund's portfolio will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand- by commitment is acquired.

                  The Fund would acquire stand- by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand- by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which, as noted, would continue to be valued in accordance with the amortized cost method. Stand- by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand- by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund. Stand- by commitments would not affect the average weighted maturity of the Fund's portfolio.

                  The Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to a stand- by commitment and the interest on the Municipal Securities will be tax-exempt to the Fund.

                  Third Party Puts. (Tax Exempt Fund only). The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund's portfolio would be adversely affected.

                  These bonds coupled with puts may present the same tax issues as are associated with stand-by commitments. As with any stand-by commitment, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, CSAM, intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

                  Taxable Investments. (Tax Exempt Fund only). Because the Fund's purpose is to provide income excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, the Fund generally will invest in taxable obligations only if and when the investment adviser believes it would be in the best interests of the Fund's investors to do so. Situations in which the Fund may invest up to 20% of its total assets in taxable securities include: (i) pending investment of proceeds of sales of Fund shares or the sale of its portfolio securities or (ii) when the Fund requires highly liquid securities in order to meet anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when the Fund's investment adviser determines that it is advisable to do so because of adverse market conditions affecting the market for Municipal Securities generally.

                  Among the taxable investments in which the Fund may invest are repurchase agreements and time deposits maturing in not more than seven days. The Fund may agree to purchase money market instruments from financial institutions such as banks and broker- dealers subject to the seller's agreement to repurchase them at an agreed- upon date and price ("repurchase agreements"). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

                  Alternative Minimum Tax Bonds. Each Fund may invest in "Alternative Minimum Tax Bonds," which are certain Municipal Securities after August 7, 1986 to finance certain non-governmental activities (in the case of the Tax Exempt Fund, up to 20% of its total assets). While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate "alternative minimum tax." The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by a Fund may be lower than those from other Municipal Obligations acquired by a Fund due to the possibility of federal, state and local alternative minimum tax liability on Alternative Minimum Tax Bonds. At present, the Cash Reserve Fund does not intend to purchase Alternative Minimum Tax Bonds.


                  Other Investment Policies and Practices of the Tax Exempt
Fund.

                  Non-Diversified Status. The Tax Exempt Fund is classified as non-diversified within the meaning of the 1940 Act, which means that it is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. See "Additional Information Concerning Taxes." To qualify, the Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (a) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

                  Special Considerations and Risk Factors. In seeking to achieve its investment objective the Tax Exempt Fund may invest all or any part of its assets in Municipal Securities which are industrial development bonds. Moreover, although the Tax Exempt Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues of economically related projects, if such investment is deemed necessary or appropriate by the Fund's investment adviser and sub-investment adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                  The Tax Exempt Fund also invests in securities backed by guarantees from banks and other financial institutions. The Fund's ability to maintain a stable share price is largely dependent upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.

                  As a non-diversified mutual fund, the Tax Exempt Fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, will be subject to greater credit risk with respect to its portfolio securities. In the opinion of the Fund's adviser, any risk to the Fund should be limited by its intention to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), and by its policies restricting investments to obligations with short-term maturities and high quality credit ratings.

                  The Tax Exempt Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Securities to meet their financial obligations.

                  Certain substantial issuers of New York Municipal Securities (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. These difficulties have jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. Although several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's in recent years, the most recent actions of S&P and Moody's have been to place the debt obligations of New York State on CreditWatch with positive implications and to upgrade the debt obligations of New York City, respectively. However, the risk of a downturn in the economy of New York State, and New York City in particular, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York State and New York City will suffer a decrease in revenues and an increase in expenditures as a result of the attack. The credit-rating of certain New York municipal securities may be downgraded as a result of these events. Strong demand for New York Municipal Securities has at times had the effect of permitting New York Municipal Securities to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Securities could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Securities. Although as of the date of this Statement of Additional Information, no issuers of New York Municipal Securities are in default with respect to the payment of their municipal securities, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Securities and, consequently, the net asset value of the Fund's portfolio.

                  Other Investment Limitations.

                  Cash Reserve Fund. The investment limitations numbered 1 through 10 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 11 and 12 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time.

                  The Cash Reserve Fund may not:

                  1. Invest in common stocks, preferred stocks, warrants, other equity securities, corporate bonds or indentures, state bonds, municipal bonds or industrial revenue bonds.

                  2. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities, and except that up to 25% of the value of the Fund's assets may be invested without regard to this 5% limitation.

                  3. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of such borrowing. The Fund does not currently intend to enter into reverse repurchase agreements in amounts in excess of 5% of its assets at the time the agreement is entered into. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

                  4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub- divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances.

                  5. Make loans except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and enter into repurchase agreements.

6. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  7. Purchase securities on margin, make short sales of securities or maintain a short position.

                  8. Write or sell puts, calls, straddles, spreads or combinations thereof.

                  9. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may purchase commercial paper issued by companies that invest in real estate or interests therein.

                  10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization.

                  11. Invest more than 10% of the value of the Fund's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after notice by the Fund, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.

                  12. Invest in oil, gas or mineral leases.

                  If a percentage restriction (other than the percentage limitation set forth in No. 3 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                  Tax Exempt Fund. The investment limitations numbered 1 through 9 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the outstanding shares. Investment limitations 10 and 11 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time.

                  The Tax Exempt Fund may not:

                  1. Invest less than 80% of its assets in securities the interest on which is exempt from federal income tax, except during temporary defensive periods or under unusual market conditions, as determined by the Fund's investment adviser.

                  2. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of such borrowing. The Fund does not currently intend to enter into reverse repurchase agreements in amounts in excess of 5% of its assets at the time the agreement is entered into. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

                  3. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of (i) obligations issued by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub- divisions, (ii) certificates of deposit issued by United States branches of United States banks or (iii) Municipal Securities the interest on which is paid solely from revenues of economically related projects. For purposes of this restriction, private activity securities ultimately payable by companies within the same industry are treated as if they were issued by issuers in the same industry.

                  4. Make loans except that the Fund may purchase or hold debt obligations and enter into repurchase agreements in accordance with its investment objective, policies and limitations.

                  5. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in debt obligations secured by real estate, mortgages or interests therein.

                  7. Purchase securities on margin, make short sales of securities or maintain short positions.

                  8. Write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may acquire stand- by commitments.

                  9. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization.

                  10. Invest more than 10% of the value of the Fund's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are not readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days and variable rate master demand notes providing for settlement upon more than seven days notice by the Fund and time deposits maturing in more than seven calendar days shall be considered illiquid securities.

                  11. Invest in oil, gas or mineral leases.

                  If a percentage restriction (other than the percentage limitation set forth in No. 2 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                              PORTFOLIO VALUATION

                  Each Fund's portfolio securities are valued on the basis of amortized cost. Under this method, the Fund values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount the Fund would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize the Fund's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Fund's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                             PORTFOLIO TRANSACTIONS

                  CSAM is responsible for establishing, reviewing, and, where necessary, modifying a Fund's investment program to achieve its investment objective and, with respect to the Tax Exempt Fund, for supervising the activities of BlackRock Institutional Management Corporation ("BIMC"), the Tax Exempt Fund's sub-investment adviser. CSAM and, with respect to the Tax Exempt Fund, BIMC, generally will select specific portfolio investments and effect transactions for the relevant Fund. Purchases and sales of portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. CSAM and BIMC seek to obtain the best net price and the most favorable execution of Fund orders. To the extent that the execution and price offered by more than one dealer are comparable, CSAM and BIMC may, each in its discretion, effect transactions in portfolio securities with dealers who provide the relevant Fund with research advice or other services.

                  Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by CSAM and BIMC. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which CSAM and BIMC, as applicable, believe to be equitable to each client, including the relevant Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, CSAM and BIMC, as applicable, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  In no instance will portfolio securities of either Fund be purchased from or sold to CSAM, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") or Credit Suisse First Boston ("CS First Boston") or any affiliated person of such companies, except pursuant to an exemption received from the SEC. Similarly, no portfolio securities of the Tax Exempt Fund will be purchased from or sold to BIMC or any affiliate except pursuant to an SEC exemption. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  The Tax Exempt Fund may participate, if and when practicable, in bidding for the purchase of Municipal Securities directly from an issuer for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when CSAM and BIMC, in their sole discretion, believe such practice to be otherwise in the Fund's interest.

                  Each Fund does not intend to seek profits through short- term trading. A Fund's annual portfolio turnover will be relatively high but the Fund's portfolio turnover is not expected to have a material effect on its net income. Each Fund's portfolio turnover is expected to be zero for regulatory reporting purposes.

       SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS

                  Some of the significant financial considerations relating to the Tax Exempt Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.


                  The State of New York's current fiscal year began on April 1, 2001 and ends on March 31, 2002. The most recent published update to the Annual Information Statement was January 31, 2002.








                  Recent Events. A substantial amount of Federal aid is projected to flow through the State to certain localities over the next several years for disaster response and reconstruction activities related to the World Trade Center ("WTC") attacks. At the request of the Governor of New York ("Governor"), the President has waived any matching requirement for the State and New York City (which is typically 25 percent of eligible costs), so that the Federal government will provide 100 percent reimbursement for the cost of rescue, recovery, debris removal and public infrastructure repair and reconstruction. To date, the Congress has appropriated $10.4 billion for these purposes. This Federal "pass-through" disaster aid is projected by the Division of the Budget ("DOB") to total $1.53 billion in the current State fiscal year and $3.74 billion in fiscal year 2002-03 as recovery and rebuilding efforts reach full capacity. The majority of the Federal disaster aid is expected to flow from the Federal Emergency Management Agency through State Emergency Management Office (SEMO) to New York City and surrounding localities affected by the disaster. This "flow-through" spending is not counted in the All Governmental Funds estimates, and is expected to have a positive economic impact on the State and New York City.



                  On an All Governmental Fund basis, the State Financial Plan includes spending for WTC costs of $214 million in the 2001-02 fiscal year and $329 million in the 2002-03 fiscal year. Unlike the pass-through aid, these disbursements in the Financial Plan finance State government activities. Most of this spending is supported by Federal funds ($180 million in the 2001-02 fiscal year and $292 million in the 2002-03 fiscal year). Over the next two years, Federal money is expected to finance, among other things, payments to the victims of the attack ($203 million), State Police and the Division of Military and Naval Affairs staffing costs directly related to the disaster ($98 million), expanded counseling and trauma services ($59 million), and infrastructure repairs ($40 million).



                  Spending from State Funds or WTC costs is projected to total $71 million over the next two years, with $57 million of this amount expected to be financed by the General Fund and $14 million from State special revenue funds. The General Fund is primarily providing support for tourism and marketing activities to attract visitors to New York City, and bridge loans to small businesses. State special revenue funds will primarily support expanded case processing costs for insurance and workers' compensation.



                  On January 8, 2002, the State reached a tentative settlement in school desegregation litigation concerning the City of Yonkers. Under the terms of the settlement, which must be approved by the federal court with jurisdiction in the case, the State has agreed to pay $300 million to Yonkers over the next five years in roughly equal annual installments ($10 million of this amount has already been paid). To finance the fiscal year 2001-02 and fiscal year 2002-03 costs of the settlement, the State plans to use the $151 million balance in the Contingency Reserve Fund, which was established to help the State pay costs related to litigation.



                  On January 16, 2002, the State enacted certain amendments to the Health Care Reform Act of 2000. The amendments authorize $1.93 billion in new spending on health care initiatives over the two and one-half year period ending June 30, 2004. The State's share of this new spending, which is estimated at $774 million, is expected to be financed from, among other sources, a 39 cent increase in the cigarette tax, the reestablishment of the "covered lives assessment" on health insurance, and, subject to federal approval, a three percent increase in the federal matching rate for Medicaid expenditures beginning October 1, 2002. The amendments also provide for the financing through non-General Fund resources of a number of health programs that were previously in the General Fund, including the Elderly Pharmaceutical Insurance Program
(EPIC) and certain Medicaid expenditures. The State expects that these changes will provide $785 million in General Fund Financial Plan savings in 2002-03.



                  On January 22, 2002, the Governor submitted his Executive Budget for 2002-03, which contained an updated Financial Plan for the 2001-02 fiscal year and a recommended Fiscal Plan for the 2002-03 fiscal year. The revenue forecast on which these Financial Plans are based reflects both the impact of the WTC disaster and the national economic downturn. The interrelated effects of the terrorist attacks and the broader weakening in the economy are not possible to separate accurately, but the combined revenue losses associated with these events is still expected to be within the range originally estimated by DOB.



                  DOB now estimates a projected revenue shortfall for the 2001-02 fiscal year of $1.08 billion, or $418 million below the November 2001 estimate. DOB expects that the shortfall will be closed through the use of $646 million in reserves and $435 million in administrative and legislative actions that have already been accomplished. By comparison, the November estimate had projected the use of $1.50 billion in General Fund reserves to help balance the current year. After accounting for other revisions to the 2001-02 Financial Plan, DOB projects a General Fund closing balance of $2.08 billion. This total includes a planned $83 million deposit to the Tax Stabilization Reserve Fund at the close of the current year.



                  DOB reports that the 2002-03 Financial Plan closes a General Fund budget gap originally projected at $5.7 billion. Legislative and administrative actions to date have reduced this gap by $581 million, and enactment of the HCRA legislation described above lowered it by another $785 million. The Governor has proposed to close the remaining $4.3 billion budget gap with $1.91 billion in recurring spending reductions and revenue actions, $1.13 billion in General Fund reserves, $885 million in reserves from the Temporary Assistance for Needy Families (TANF) program, and $490 million in one-time actions (excluding $72 million in fund balances available through HCRA). The Financial Plan also supports $109 million in new spending related to homeland security, the WTC disaster, and economic development. The Financial Plan projects a closing balance in the General Fund of $710 million at the end of 2002-03, which consists of the balance in the State's Tax Stabilization Reserve Fund.



                  The terrorist attacks in New York City and the national recession are expected to have materially adverse financial consequences for the State, and their impact is reflected in the economic and receipts forecasts described in most recent update to the Annual Information Statement. At this point, it is no longer possible to separate the impact of the terrorist attacks from the national recession, but the combined effect of both events introduces significant uncertainty into the current Financial Plan estimates.



                  In the long term, the most significant risk is the possible loss of financial sector firms and related businesses to other states. The financial sector is an important economic activity in the State and a substantial reduction in its operations would likely have an adverse impact on State tax revenues, leading to material changes to the Executive Budget projections and the State's outyear projections of receipts, adding further pressure to budget balance in future fiscal years.



                  In addition to the recent terrorist attacks in New York City, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and

State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

                  In every year, many uncertainties exist in the forecast of the national and State economies. Given the recent terrorist attacks, the nation's war-time preparations, and the volatility in financial markets, such uncertainties are significantly more pronounced at this time. For example, the current downturn in the financial markets could continue over a sustained period. The securities industry is more important to the New York economy than to the national economy as a whole, potentially amplifying the impact of such a downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the current forecast.


                  Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations. Historically, financial sector bonus income has been closely tied to security firm profits. With many Wall Street profit-making activities (such as initial public offerings and mergers and acquisitions) now significantly below 2000 levels, DOB is forecasting a significant decline in financial sector profits for 2001 and 2002. DOB also expects that the decline in equity values observed since early 2000, combined with the recent decline in the average holding period for equities, will produce a decline in capital gains realizations for the 2001 calendar year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and may produce results below DOB's current forecast.


                  An ongoing risk to the State Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Financial Plan assumes no significant federal disallowances or other federal actions that could adversely affect State finances.






                  The United States Congress is expected to consider several economic stimulus packages during the winter. Certain components of these packages may adversely affect State tax revenues. The most significant risk concerns a provision that would allow expanded expensing of investment costs against federal taxable income. Since the State uses federal taxable income as the starting point for calculating taxable income, the provision could adversely impact State tax revenues.


                  State Economy. New York is one of the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

                  The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

                  Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance and real estate share, as measured by wages, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.






                  The cataclysmic events of September 11 have had a substantial negative impact on the New York City, State, and national economies. As the epicenter of the September 11 attacks, the New York State economy is bearing the brunt of the consequent employment losses. DOB expects the recession to stretch into calendar year 2002, with a slow but sustained recovery beginning in the middle of the year.



                  DOB estimates that tens of thousands of jobs may have been lost or displaced from New York, at least temporarily, due to the events of September 11. The sector hardest hit by the disaster was the finance industry, which is estimated to have lost 30,000 jobs, many of whom have been either laid off or relocated out-of-state. Other industries expected to experience severe losses are business and media services, hotel and motel services, retail trade, arts and entertainment services, and transportation. In contrast, as part of the reconstruction process, the construction sector is expected to experience a net gain in employment. On an annual average basis, State employment is expected to have grown a modest 0.1 percent for 2001 and to decline 1.2 percent for 2002.



                  DOB estimates that the events of September 11 will also have a significantly negative impact on securities industry profits. The fall in profit growth is expected to result in a severe decline in finance and insurance industry cash bonuses. The decline will likely be exacerbated by firms weighting their bonus payouts more heavily than usual in favor of stock options as well as the transfer of dislocated workers out-of-state. Lower growth in both employment and bonus income is expected to result in personal income growth 2.6 percent for 2001, followed by growth of 1.1 percent for 2002.



                  The most significant risks to the New York economic forecast pertain to the pace of layoffs related to the events of September 11, and the impact of both the disaster itself and deteriorating economic conditions on wages. The possibility of yet another terrorist attack on the New York City area poses a substantial negative risk to the DOB forecast. Fewer layoffs, stronger financial markets, and higher bonuses than projected would result in a stronger State economy than reflected in the current forecast. Similarly, greater job losses, weaker financial markets, and smaller bonus payments than expected would result in a weaker State economy.

                  State Budget. The State Constitution requires the Governor to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.



                  State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99 and 1999-2000). The 2001-02 Executive Budget, as amended, projected budget gaps of $5.7 billion in 2002-03. DOB projects budget gaps of $2.8 billion in 2003-04 and $3.3 billion in 2004-05. The gap projections assume the Legislature will enact the 2002-03 Executive Budget in its entirety. The projections do not include unspecified spending "efficiencies." The outyear forecast is subject to greater volatility than in previous years due to the economic uncertainties surrounding the WTC attacks and the national recession.






                  The State ended its 2000-2001 fiscal year on March 31, 2001 with an available cash surplus of $2.73 billion in the General Fund as reported by DOB. Of this balance, $80 million from the surplus was deposited into the State's Tax Stabilization Reserve Fund (the sixth consecutive annual deposit). The Governor has proposed setting aside $1.48 billion from the 2000-01 fiscal year surplus to guard against economic uncertainties. In addition, the State has another $627 million available in the Tax Stabilization Reserve Fund.

                  The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

                  General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 billion (6.7 percent) over fiscal year 1999-2000 results. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year.

                  The 2001-02 Financial Plan projects receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 2000-01 to 2001-02 through the refund reserve account. Under the Governor's Executive Budget, total General Fund receipts, including transfers from other funds, are projected at $42.43 billion, an increase of $2.55 billion, over 2000-01. The estimated impact of the World Trade Center disaster on 2001-02 receipts remains significant, but within the range estimated by DOB in the immediate aftermath of the September 11 attacks. General Fund disbursements, including transfers to other funds, are projected to grow to $41.46 billion, an increase of $1.77 billion over 2000-01. Spending from all Governmental Funds is expected to increase by $4.52 billion to $84.27 billion.


                  Growth in spending occurs throughout the 2001-02 Financial Plan, with education programs receiving the largest share of increased funding. School aid will grow by $979 million or 8.5 percent over the prior year (on a State fiscal year basis). Outside of education, the largest growth in spending is for Medicaid ($398 million). All other spending grows by $504 million over 2000-01 levels.


                  The 2001-02 Financial Plan projects a closing balance in the General Fund of $2.08 billion, comprised of $1.13 billion in reserve for economic uncertainties (all of which will be used to help balance the 2002-03 Financial Plan); $710 million in the Tax Stabilization Reserve Fund ("TSRF"), after a planned $83 million deposit in 2001-02; $281 million in undesignated reserves; $81 million in the Contingency Reserve Fund ("CRF") (which helps offset litigation risks) after the use of $70 million to finance a portion of the State's settlement in the Yonkers desegregation lawsuit; $142 million in the Community Projects Fund ("CPF") (which finances legislative and gubernatorial initiatives); and $11 million in the Universal Pre-Kindergarten Fund.



                  For the 2000-01 fiscal year, the closing balance in the General Fund was $1.10 billion. This closing balance is comprised of $627 million in TSRF (after an $80 million deposit in 2000-01); $150 million in CRF; $292 million in the CPF; and $29 million in the Universal Pre-Kindergarten Fund. In addition to the $1.10 billion balance in the General Fund, the State had $3.52 billion in the tax refund reserve account at the end of 2000-01. The closing balance excludes a $1.2 billion for reserve in the School Tax Relief
(STAR) Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund ("DRRF").



                  Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The State's projected levels of debt issuances and debt service costs for 2000-01 and 2001-02 are well below the debt caps and limitations imposed by the Debt Reform Act.

                  Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts tax on energy ($330 million), the expansion of the "Power for Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).



                  The 2000-01 Financial Plan reflects the use of resources from the Health Care Reform Act of 2000 ("HCRA 2000") that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.



                  Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. There can also be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.


                  Over the long term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage, bonus, and unemployment levels that are significantly different from those embodied in the State's Financial Plans forecasts. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.


                  An ongoing risk to the 2001-02 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2000-01 Financial Plan contained projected reserves of $150 million in 2001-02 for such events, but assumed no significant federal disallowances or other federal actions that could affect State finances.


                  The Health Care Financing Administration issued a final rule on January 12, 2001 that modified the manner in which states are required to calculate their Medicaid Upper Payment Limit methodology. It is anticipated that the implementation of this rule would require the State to phase-out most of its nursing home Intergovernmental Transfer payments over a five-year period beginning in fiscal year 2002-03. Upon full implementation of this rule, the net impact is expected to result in an annual loss of $351 million for the State and $88 million for local governments.

                  The State's Financial Plans assume the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.





                  The State's historical financial results for the 1999-2000 are as follows. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

                  The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.


                  The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.


                  General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

                  Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.


                  The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State- guaranteed bonds and notes are legally enforceable obligations of the State of New York.


                  The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.



                  Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year.



                  On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.



                  On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P- 1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive.


                  New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

                  Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2001-02 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.


                  Certain litigation pending against New York State or its officers or employees could have a substantial or long- term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) the validity of certain provisions of State gaming law; (4) a challenge to the Governor's application of his constitutional line item veto authority; (5) a challenge to the funding for New York City public schools; (6) a challenge as to the adequacy of the shelter allowance granted to recipients of public assistance and (7) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor (This action would not affect appropriations enacted to pay debt service obligations for the 2001-02 fiscal year.)


                  Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2001-02 Financial Plan. The State believes that the proposed 2001-02 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2001-02 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2001-02 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2001-02 Financial Plan.


                  Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.



                  On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

                  The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.


                  Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue- producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.


                  Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

                  For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.


                  New York City and Other Localities. Continuing recovery, cleanup and repair efforts following the September 11 attack on the World Trade Center will result in substantial expenditures for New York City (the "City"). The U.S. Congress passed emergency legislation which appropriates $40 billion for increased disaster assistance, increased security costs, rebuilding infrastructure systems and other public facilities, and disaster recovery and related activities, at least $11.2 billion of which is for disaster recovery activities and assistance in New York, Pennsylvania and Virginia. The City expects to be reimbursed for all of its direct costs for response and remediation at the World Trade Center site. These costs are now expected to be substantially below previous estimates. The City also expects to receive federal funds for the costs of economic revitalization and other needs, not directly payable through the City budget, related to the September 11 attack.



                  Prior to the events of September 11, the national and local economic had been weakening, reflecting lower business investment, increased unemployment and, recently, a decline in consumer confidence. It is expected that the destruction of the World Trade Center will have an adverse impact on the City and its economy. Reduced economic activity is expected to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for the City and could negatively affect real property values. The events of September 11 increased the risk of a delay in recovery. It is not possible to quantify at present with any certainty the short-term or long-term adverse impact of the September 11 events on the City and its economy, any offsetting economic benefits which may result from recovery and rebuilding activities, and the amount of additional resources from Federal, State, City and other sources which will be required.



                  The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.


                  In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.


                  On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

                  Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.



                  On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.



                  In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.



                  Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.







                  In June 2001, New York City issued a Four-Year Financial Plan that projected a balanced budget for fiscal year 2002 and budget gaps of $2.8 billion in fiscal year 2003, $2.6 billion in fiscal year 2004, and $2.2 billion in fiscal year 2005. On December 4, 2001, the City issued a modification to its Financial Plan that reflected a reduction in projected revenues of $1.1 billion in fiscal year 2002, $1.6 billion in fiscal year 2003, $1.4 billion in fiscal year 2004, and $1.5 billion in fiscal year 2005, due primarily to the impact on City tax revenues of the attacks on the World Trade Center and a slow-down in economic activity. To offset the impact of these and other adverse developments, the City intends to take extraordinary actions to ensure a balanced budget in fiscal year 2002 and to narrow the budget gaps projected for fiscal years 2003 through 2005. On December 31,

2001, the City revised its Financial Plan to reflect a slight improvement in its tax revenue forecast and the expiration of a cut in the personal income tax surcharge, which together increase tax revenue forecasts by $322 million in fiscal year 2002 and by more than $370 million annually thereafter. The Financial Plan includes a Budget Stabilization Account of $697 million in fiscal year 2002, which has been used to narrow the fiscal year 2003 budget gap, and remaining budget gaps of $2.9 billion in fiscal year 2003, $3.6 billion in fiscal 2004, and $3.5 billion in fiscal year 2005. These estimates, however, do not make provision for wage increases for teachers, police officers or firefighters beyond those negotiated with the unions representing other civilian and uniformed employees nor does it include resources to fund wage increases for any employees beyond the current round of collective bargaining.



                  New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.



                  The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.



                  To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority ("TFA") in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. The City expects that these actions will provide sufficient financing capacity to continue its capital program through City fiscal year 2004-05.

                  The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.



                  Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.


                  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

                  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long- range economic trends. Long- range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

                             MANAGEMENT OF THE FUNDS

                  Officers and Board of Directors


                  The business and affairs of each Fund are managed by its Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. Under each Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.


                  The names (and ages) of each Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.


Name, Address and Age               Position(s)   Term of        Principal              Number of    Directorships
                                    Held with     Office(1)and   Occupation(s) During   Funds in     Held by
                                    Funds         Length of      Past Five Years        Fund         Director/Officer
                                                  Time Served                           Complex
                                                                                        Overseen
                                                                                        by
                                                                                        Director/
                                                                                        Officer
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Richard H. Francis                  Director       Since 1999    Currently retired;      59           Director of The
40 Grosvenor Road                   and Audit                    Executive Vice                       Indonesia Fund,
Short Hills, New Jersey 07078       Committee                    President and Chief                  Inc.
Age: 70                             member.                      Financial Officer of
                                                                 Pan Am Corporation
                                                                 and Pan American
                                                                 World Airways, Inc.
                                                                 from 1988 to 1991

Jack W. Fritz                       Director       Since         Private investor;       59           Director of Advo,
2425 North Fish Creek Road          and Audit      Fund          Consultant and                       Inc. (direct mail
P.O. Box 1287                       Committee      inception     Director of Fritz                    advertising)
Wilson, Wyoming 83014               member.                      Broadcasting, Inc.
Age: 75                                                          and Fritz
                                                                 Communications
                                                                 (developers and
                                                                 operators of radio
                                                                 stations) since 1987


--------


(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

Name, Address and Age               Position(s)    Term of         Principal               Number of    Directorships
                                    Held with      Office (1) and  Occupation(s) During    Funds in     Held by
                                    Funds          Length of       Past Five Years         Fund         Director/Officer
                                                   Time Served                             Complex
                                                                                           Overseen
                                                                                           by
                                                                                           Director/
                                                                                           Officer
---------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                   Director       Since 1998(2)   Dean of Yale School     59           Director of
Box 208200                          and Audit                      of Management and                    Aetna, Inc.;
New Haven, Connecticut              Committee                      William S. Beinecke                  Director of
06520-8200                          member.                        Professor in the                     Calpine Energy
Age: 55                                                            Practice of                          Corporation
                                                                   International Trade
                                                                   and Finance;
                                                                   Undersecretary of
                                                                   Commerce for
                                                                   International Trade
                                                                   from November 1993 to
                                                                   October 1995;
                                                                   Professor at Columbia
                                                                   University from
                                                                   September 1992 to
                                                                   November 1993

Peter F. Krogh                      Director       Since         Dean Emeritus and       59           Member of Board
301 ICC                             and Audit      2001          Distinguished                        of The Carlisle
Georgetown University               Committee                    Professor of                         Companies Inc.;
Washington, DC 20057                member.                      International Affairs                Member of
Age: 65                                                          at the Edmund A.                     Selection
                                                                 Walsh School of                      Committee for
                                                                 Foreign Service,                     Truman Scholars
                                                                 Georgetown                           and Henry Luce
                                                                 University; Moderator                Scholars;  Senior
                                                                 of PBS foreign                       Associate of
                                                                 affairs television                   Center for
                                                                 series                               Strategic and
                                                                                                      International
                                                                                                      Studies; Trustee
                                                                                                      of numerous world
                                                                                                      affairs
                                                                                                      organizations



-----------


(2) Mr. Garten was initially appointed as a Director of the Funds on on February 6, 1998. Mr. Garten resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

Name, Address and Age               Position(s)    Term of         Principal               Number of    Directorships
                                    Held with      Office (1) and  Occupation(s) During    Funds in     Held by
                                    Funds          Length of       Past Five Years         Fund         Director/Officer
                                                   Time Served                             Complex
                                                                                           Overseen
                                                                                           by
                                                                                           Director/
                                                                                           Officer
---------------------------------------------------------------------------------------------------------------------------

James S. Pasman, Jr.                Director       Since         Currently retired;      59           Director of
29 The Trillium                     and Audit      1999          President and Chief                  Education
Pittsburgh, Pennsylvania 15238      Committee                    Operating Officer of                 Management Corp.,
Age: 71                             member.                      National InterGroup,                 Tyco
                                                                 Inc. from April 1989                 International
                                                                 to March 1991;                       Ltd.; Credit
                                                                 Chairman of Permian                  Suisse Asset
                                                                 Oil Co. from April                   Management Income
                                                                 1989 to March 1991                   Fund, Inc.;
                                                                                                      Trustee of Credit
                                                                                                      Suisse High Yield
                                                                                                      Bond Fund;
                                                                                                      Deutsche VIT
                                                                                                      Funds (overseeing
                                                                                                      six portfolios)

Name, Address and Age               Position(s)    Term of         Principal               Number of    Directorships
                                    Held with      Office (1) and  Occupation(s) During    Funds in     Held by
                                    Funds          Length of       Past Five Years         Fund         Director/Officer
                                                   Time Served                             Complex
                                                                                           Overseen
                                                                                           by
                                                                                           Director/
                                                                                           Officer
---------------------------------------------------------------------------------------------------------------------------

Steven N. Rappaport                 Director       Since         Consultant to Sunguard   59          Director of The
Sunguard Securities                                1999          Securities (on-line                  First Israel
40 East 52nd Street,                                             accounting service)                  Fund, Inc.
New York, New York 10022                                         since 2002; President
Age: 53                                                          of Loanet, Inc. from
                                                                 1997 to 2001;
                                                                 Executive Vice
                                                                 President of Loanet,
                                                                 Inc. from 1994 to
                                                                 1997; Director,
                                                                 President, North
                                                                 American Operations,
                                                                 and former Executive
                                                                 Vice President from
                                                                 1992 to 1993 of
                                                                 Worldwide Operations
                                                                 of Metallurg Inc.;
                                                                 Executive Vice
                                                                 President, Telerate,
                                                                 Inc. from 1987 to
                                                                 1992; Partner in the
                                                                 law firm of Hartman &
                                                                 Craven until 1987

INTERESTED DIRECTOR

William W. Priest (3)               Director       Since         Senior Partner and      59           Director of The
Steinberg Priest & Sloane           and Audit      1999          Fund Manager,                        Brazilian Equity
Capital Management, LLC             Committee                    Steinberg Priest &                   Fund, Inc.; The
12 East 49th Street                 Chairman                     Sloane Capital                       Chile Fund, Inc.;
12th Floor                                                       Management, LLC                      The Emerging
New York, New York 10017                                         since March 2001;                    Markets
Age: 60                                                          Chairman and Managing                Telecommunications
                                                                 Director of CSAM from                Fund, Inc.; The
                                                                 2000 to February                     First Israel
                                                                 2001, Chief Executive                Fund, Inc.; The
                                                                 Officer and Managing                 Latin America
                                                                 Director of CSAM from                Equity Fund,
                                                                 1990 to 2000                         Inc.; The
                                                                                                      Indonesia Fund,
                                                                                                      Inc.; and Credit
                                                                                                      Suisse Asset
                                                                                                      Management Income
                                                                                                      Fund, Inc.


--------


(3) Mr. Priest is a Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

Name, Address and Age               Position(s)    Term of         Principal               Number of    Directorships
                                    Held with      Office (1) and  Occupation(s) During    Funds in     Held by
                                    Funds          Length of       Past Five Years         Fund         Director/Officer
                                                   Time Served                             Complex
                                                                                           Overseen
                                                                                           by
                                                                                           Director/
                                                                                           Officer
---------------------------------------------------------------------------------------------------------------------------

Officers


Hal Liebes, Esq.                    Vice           Since         Managing Director and   --           --
Credit Suisse Asset Management,     President      1999          General Counsel of
LLC                                 and Secretary                CSAM; Associated with
466 Lexington Avenue                                             Lehman Brothers, Inc.
New York, New York 10017-3147                                    from 1996 to 1997;
Age:  37                                                         Associated with CSAM
                                                                 from 1995 to
                                                                 1996;
                                                                 Associated with
                                                                 CS First Boston
                                                                 Investment
                                                                 Management from
                                                                 1994 to 1995;
                                                                 Associated with
                                                                 Division of
                                                                 Enforcement,
                                                                 U.S. Securities
                                                                 and Exchange
                                                                 Commission from
                                                                 1991 to 1994

Name, Address and Age               Position(s)    Term of         Principal               Number of    Directorships
                                    Held with      Office (1) and  Occupation(s) During    Funds in     Held by
                                    Funds          Length of       Past Five Years         Fund         Director/Officer
                                                   Time Served                             Complex
                                                                                           Overseen
                                                                                           by
                                                                                           Director/
                                                                                           Officer
---------------------------------------------------------------------------------------------------------------------------
Michael A. Pignataro                Treasurer      Since 1999    Director and Director   --           --
Credit Suisse Asset Management,     and Chief                    of Fund
LLC                                 Financial                    Administration of
466 Lexington Avenue                Officer                      CSAM; Associated with
New York, New York 10017-3147                                    CSAM since 1984
Age:  42



Gregory N. Bressler, Esq.           Assistant      Since 2000    Vice President and      --           --
Credit Suisse Asset Management,     Secretary                    Legal Counsel of CSAM
LLC                                                              since January 2000;
466 Lexington Avenue                                             Associated with the
New York, New York 10017-3147                                    law firm of Swidler
Age:  35                                                         Berlin Shereff
                                                                 Friedman LLP from
                                                                 1996 to 2000

Name, Address and Age               Position(s)    Term of         Principal               Number of    Directorships
                                    Held with      Office (1) and  Occupation(s) During    Funds in     Held by
                                    Funds          Length of       Past Five Years         Fund         Director/Officer
                                                   Time Served                             Complex
                                                                                           Overseen
                                                                                           by
                                                                                           Director/
                                                                                           Officer
---------------------------------------------------------------------------------------------------------------------------
Kimiko T. Fields, Esq.              Assistant      Since 2002    Assistant Vice          --           --
Credit Suisse Asset Management,     Secretary                    President and Legal
LLC                                                              Counsel of CSAM since
466 Lexington Avenue                                             December, 2000;
New York, New York 10017-3147                                    Assistant Vice
Age:  38                                                         President,
                                                                 Institutional
                                                                 Marketing
                                                                 Department,
                                                                 CSAM since
                                                                 January 2000;
                                                                 Marketing
                                                                 Associate,
                                                                 International
                                                                 Equity
                                                                 Department,
                                                                 Warburg Pincus
                                                                 Asset
                                                                 Management,
                                                                 Inc. since
                                                                 January 1998;
                                                                 self-employed
                                                                 author and
                                                                 consultant,
                                                                 from January
                                                                 1996 to
                                                                 December 1997.

Name, Address and Age               Position(s)  Term of         Principal               Number of    Directorships
                                    Held with    Office(1) and   Occupation(s) During    Funds in     Held by
                                    Funds        Length of       Past Five Years         Fund         Director/Officer
                                                 Time Served                             Complex
                                                                                         Overseen
                                                                                         by
                                                                                         Director/
                                                                                         Officer
---------------------------------------------------------------------------------------------------------------------------
Rocco A. DelGuercio                 Assistant      Since         Vice President and      --           --
Credit Suisse Asset Management,     Treasurer      1999          Administrative
LLC                                                              Officer of CSAM;
466 Lexington Avenue                                             Associated with CSAM
New York, New York 10017-3147                                    since June 1996;
Age:  39                                                         Assistant Treasurer,
                                                                 Bankers Trust Corp.
                                                                 -- Fund
                                                                 Administration from
                                                                 March 1994 to June
                                                                 1996; Mutual Fund
                                                                 Accounting
                                                                 Supervisor, Dreyfus
                                                                 Corporation from
                                                                 April 1987 to March
                                                                 1994

Joseph Parascondola                 Assistant      Since         Assistant Vice          --           --
Credit Suisse Asset Management,     Treasurer      2000          President - Fund
LLC                                                              Administration of
466 Lexington Avenue                                             CSAM since April
New York, New York 10017-3147                                    2000; Assistant Vice
Age:  38                                                         President, Deutsche
                                                                 Asset Management from
                                                                 January 1999 to April
                                                                 2000; Assistant Vice
                                                                 President, Weiss,
                                                                 Peck & Greer LLC from
                                                                 November 1995 to
                                                                 December 1998




            OWNERSHIP IN SECURITIES OF THE FUNDS AND THE FUND COMPLEX



As reported to the Funds, the information in the following table reflects beneficial ownership by the Directors of certain securities as of March 5, 2002.

Name of Director                         Dollar Range of Equity Securities in   Aggregate Dollar Range of Equity
                                         each Fund*,(4)                         Securities in all Registered
                                                                                Investment Companies Overseen by
                                                                                Director in Family of Investment
                                                                                Companies*,(3)
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTOR

Richard H. Francis                       Cash Reserve Fund - B                           E
                                         Tax Exempt Fund - A
Jack W. Fritz                            Cash Reserve Fund - B                           E
                                         Tax Exempt Fund - A
Jeffrey E. Garten                        Cash Reserve Fund - A                           B
                                         Tax Exempt Fund - A
Peter F. Krogh                           Cash Reserve Fund - A                           D
                                         Tax Exempt Fund - A
James S. Pasman, Jr.                     Cash Reserve Fund - A                           E
                                         Tax Exempt Fund - A
Steven N. Rappaport                      Cash Reserve Fund - B                           D
                                         Tax Exempt Fund - B
Interested Director
William W. Priest                        Cash Reserve Fund - A                           A
                                         Tax Exempt Fund - A


-------------------


* Key to Dollar Ranges:



    A.   None



    B.   $1 - $10,000



    C.   $10,000 - $50,000



    D.   $50,000 - $100,000



    E.   Over $100,000



                  No employee of CSAM, BIMC, CSAMSI, PFPC Inc., the Cash Reserve Fund's administrator ("PFPC"), or any of their affiliates receives any compensation from the Funds for acting as an officer or director of a Fund. For each fund in the Credit Suisse family of funds, each Director who is not a director, trustee, officer or employee of CSAM, CSAMSI, PFPC or any of their affiliates receives an annual fee of $750 for Director services provided to the Funds and $250 for each Board meeting




----------


(4) Beneficial ownership is determined in accordance with Rule 16a- 1(a)(2) under the Securities Exchange Act of 1934.

attended in addition to reimbursement for expenses incurred in connection with attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and Mr. Rappaport, Chairman of the Audit Committee, receives an annual fee of $325 for serving on the Audit Committee.



Each Fund's Board has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Directors of the Funds, namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.



In accordance with its written charter adopted by the Board of Directors, each Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its adviser and affiliates by the independent public accountants. During each Fund's most recent fiscal year, the Audit Committee met 3 times.



The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by a Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the independent Directors. The Nominating Committee did not meet during the Funds' most recent fiscal year.

                  Directors' Compensation.



                                                     (FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001)
                                                                                        Total Compensation from
                                               Total               Total                all Investment Companies
                                         Compensation from    Compensation from        in the Credit Suisse Fund
           Name of Director              Cash Reserve Fund    Tax Exempt Fund                  Complex (1)
           ----------------              -----------------    ---------------          -------------------------
William W. Priest (2)                           None                None                         None
Richard H. Francis                             $6,000              $6,000                      $110,250
Jack W. Fritz                                  $5,500              $5,500                      $101,750
Jeffrey E. Garten (3)                          $6,000              $6,000                      $110,250
Peter F. Krogh (4)                             $4,626              $4,626                      $ 90,000
James S. Pasman, Jr.                           $6,000              $6,000                      $119,542
Steven N. Rappaport                            $6,300              $6,300                      $113,400
Alexander B. Trowbridge (5)                    $1,000              $1,000                      $ 23,350


--------------------------


(1) Each Director also serves as a Director or Trustee of 59 investment companies and portfolios for which CSAM serves as adviser.



(2) Mr. Priest had been an employee of CSAM, and, accordingly, receives no compensation from the Funds or any other investment company advised by CSAM.



(3)  Mr. Garten became a Director of each Fund effective December 21, 2000.



(4)  Mr. Krogh became a Director of each Fund effective February 6, 2001.



(5) Mr. Trowbridge resigned as a Director of each Fund effective February 6, 2001. A one-time benefit payment of $50,000 was provided by CSAM to Mr. Trowbridge who has agreed to leave the Board prior to the time he would have otherwise retired in order to facilitate the nomination of a consolidated Board for all mutual funds advised by CSAM.



                  As of March 5, 2002, the Directors and officers of a Fund as a group owned of record less than 1% of the relevant Fund's outstanding common stock.


                  Investment Adviser, Sub- Investment Adviser and Administrator and Co-Administrators.


                  CSAM, located at 466 Lexington Avenue, New York, New York 10017-3147, serves as investment advisor to each Fund pursuant to a written agreement (the "Advisory Agreements"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, and a wholly owned subsidiary of Credit Suisse Group. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of March 31, 2002, CSAM and its global affiliates managed approximately $303 billion in assets.


                  Prior to July 6, 1999, Warburg Pincus Asset Management, Inc. ("WPAM") served as investment adviser to each Fund. On that date, Credit Suisse acquired WPAM and combined WPAM with Credit Suisse's existing U.S.-based asset management business, Credit Suisse Asset Management. Consequently, the combined entity, CSAM, became the Funds' investment adviser. CSAM, formerly known as BEA Associates, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years.


                  BIMC serves as sub-investment adviser and co-administrator to the Tax Exempt Fund, CSAMSI serves as co-administrator to both Funds and PFPC serves as co-administrator to the Cash Reserve Fund pursuant to written agreements (the "Sub- Advisory Agreement" and the "Co-Administration Agreements," respectively, and collectively, the "Agreements"). BIMC is a wholly owned subsidiary of PNC Bank Corp. ("PNC"). PFPC is an indirect wholly owned subsidiary of PNC and an affiliate of BIMC. PFPC became co-administrator to the Cash Reserve Fund on February 14, 2001. Prior to that, BIMC provided administrative services to the Cash Reserve Fund. CSAMSI became co-administrator to each Fund on November 1, 1999. Prior to that, Counsellors Funds Service, Inc. ("CFSI") served as co-administrator to the Funds.



                  For the services provided pursuant to the Advisory Agreements, CSAM is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .25% and .35%, respectively, of the value of the Tax Exempt Fund's and the Cash Reserve Fund's average daily net assets. CSAM and each Fund's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by the Funds.



                  As sub-investment adviser and co-administrator to the Tax Exempt Fund, BIMC has agreed to implement the Fund's investment program as determined by the Board and CSAM. BIMC will supervise the day-to-day operations of the Tax Exempt Fund and perform the following services: (i) providing investment research and credit analysis concerning the Fund's investments, (ii) placing orders for all purchases and sales of the Fund's portfolio investments and (iii) maintaining the books and records required to support the Fund's operations. BIMC also calculates the Tax Exempt Fund's net asset value, provides accounting services for the Fund and assists in related aspects of the Fund's operations. As compensation therefor, the Tax Exempt Fund has agreed to pay BIMC a fee computed daily and payable monthly at an annual rate of .25% of the value of the Tax Exempt Fund's average daily net assets.



                  Each of the Advisory Agreements and the Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by each Fund's Board of Directors or by a majority of the outstanding voting securities of each Fund, and in either event, by a majority of the Independent Directors of each Fund's Board with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. In approving the continuation of each Fund's Advisory Agreement and, for Tax Exempt Fund, the Sub-Advisory Agreement, the Board, including the Independent Directors, considered the reasonableness of the advisory fee (or sub-advisory fee) in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or BIMC, as applicable, or its affiliates in connection with providing services to each Fund, compared the fees charged to those of similar funds or clients for comparable services, and analyzed the expenses incurred by CSAM or BIMC, as applicable, with respect to each Fund. The Board also considered each Fund's performance relative to a selected peer group, the total expenses of each Fund in comparison to other funds of comparable size and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to Fund performance and advisory and sub-advisory services, and benefits potentially accruing to CSAM, BIMC and their affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as CSAM's research arrangements with brokers who execute transactions on behalf of each Fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Advisory Agreements and Sub-Advisory Agreement, as applicable, was in the best interests of each Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to renew the agreements with CSAM and BIMC. The Independent Directors were advised by separate independent legal counsel throughout the process. Each Fund or CSAM or BIMC, as applicable, may terminate the Advisory Agreement or Sub-Advisory Agreement on sixty days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940
Act). The Sub-Advisory Agreement has similar termination provisions.


                  As co-administrator to the Funds, CSAMSI provides shareholder liaison services to the Funds including responding to shareholder inquiries and providing information on shareholder investments. CSAMSI also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between a Fund and its various service providers, furnishing corporate secretarial services, which include preparing materials for meetings of the Board, preparing proxy statements and annual and semiannual reports, assisting in the preparation of tax returns and monitoring and developing compliance procedures for the Fund. As compensation therefor, each Fund pays to CSAMSI a fee calculated at an annual rate of .10% of the Fund's average daily net assets.


                  As co-administrator to the Cash Reserve Fund, PFPC calculates the Fund's net asset value, provides all accounting services for the Fund and assists in related aspects of the Fund's operations. As compensation therefor, the Fund pays to PFPC a fee calculated at an annual rate of .07% of the Fund's first $500 million in average daily net assets, .06% of the next $1 billion in average daily net assets, and .05% of average daily net assets over $1.5 billion, subject to a minimum annual fee and exclusive of out-of-pocket expenses. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809. Effective mid-2002, State Street will become the co-administrator to the Fund, replacing PFPC.

                  Each class of shares of a Fund bears its proportionate share of fees payable to CSAM, CSAMSI, PFPC and, with respect to the Tax Exempt Fund, BIMC, in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Fund's average daily net assets. The advisory fees earned by CSAM or CSAM's predecessor, Warburg, the sub-advisory and administration fees earned by BIMC, and the co-administration fees earned by PFPC, CSAMSI and Counsellors Service ("CFSI"), the Funds' predecessor co-administrator, respectively, for the last three fiscal years are described below.


                  Advisory Fees paid to CSAM and CSAM's predecessor, WPAM



For the fiscal years ended December 31, 1999, 2000 and 2001, the advisory fees paid to and voluntarily waived by CSAM and CSAM's predecessor, WPAM, for each Fund were as follows:



                                                              Fiscal year ended December 31, 1999
                                                              -----------------------------------
                                                         Net Fee                                Waiver
                                                         -------                                ------
Cash Reserve Fund                                       $1,051,927                            $(258,393)
Tax Exempt Fund                                         $  386,660                            $ (99,668)

                                                              Fiscal year ended December 31, 2000
                                                              -----------------------------------
                                                         Net Fee                                Waiver
                                                         -------                                ------

Cash Reserve Fund                                        $863,548                             $(129,590)
Tax Exempt Fund                                          $383,949                             $ (57,227)


                                                              Fiscal year ended December 31, 2001
                                                              -----------------------------------
                                                         Net Fee                                Waiver
                                                         -------                                ------
Cash Reserve Fund                                      $1,124,595                             $(306,520)
Tax Exempt Fund                                        $  471,349                             $ (63,223)


         Sub-Advisory and Administration Fees paid to BIMC


For the fiscal years ended December 31, 1999, 2000 and 2001, the sub-advisory (for Tax Reserve Fund only) and administration fees paid to and voluntarily waived by BIMC for each Fund were as follows:

                                                              Fiscal year ended December 31, 1999
                                                              -----------------------------------
                                                         Net Fee                                Waiver
                                                         -------                                ------
Cash Reserve Fund                                        $923,257                             $(387,590)
Tax Exempt Fund                                           340,568                             $(149,502)

                                                              Fiscal year ended December 31, 2000
                                                              -----------------------------------
                                                         Net Fee                                Waiver
                                                         -------                                ------
Cash Reserve Fund                                        $704,147                             $(289,667)
Tax Exempt Fund                                          $309,690                             $(132,522)


                                                              Fiscal year ended December 31, 2001
                                                              -----------------------------------
                                                         Net Fee                                Waiver
                                                         -------                                ------
Cash Reserve Fund                                        $131,889                             $ (51,017)
Tax Exempt Fund                                          $472,104                             $(220,595)





         Co-Administration Fees paid to CSAMSI and CSAMSI's predecessor, CFSI


         For the ten-month period ended October 31, 1999, for the two-month period ended December 31, 1999 and for the fiscal years ended December 31, 2000 and 2001, co-administration fees earned by CSAMSI and by CFSI for each Fund were as follows:



                                                               Ten-month period ended October 31, 1999
                                                               ---------------------------------------
Cash Reserve Fund                                                              $436,419
Tax Exempt Fund                                                                $158,034


                                                               Two-month period ended December 31, 1999
                                                               ----------------------------------------
Cash Reserve Fund                                                              $87,709
Tax Exempt Fund                                                                $36,497


                                                                 Fiscal year ended December 31, 2000
                                                                 -----------------------------------
Cash Reserve Fund                                                              $397,255
Tax Exempt Fund                                                                $176,471


                                                                 Fiscal year ended December 31, 2001
                                                                 -----------------------------------
Cash Reserve Fund                                                              $336,376
Tax Exempt Fund                                                                $188,539

                  Co-Administration Fees Paid to PFPC



                  For the year ended December 31, 2001, co-administration fees earned by PFPC for the Cash Reserve Fund were as follows:



                                                  Year ended December 31, 2001
                                                  ----------------------------
Cash Reserve Fund                                         $198,952



                  Custodian and Transfer Agent.

                  State Street Bank and Trust Company ("State Street") serves as custodian of each Funds' U.S. and non-U.S. assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (i) maintains a separate account or accounts in the name of the Fund,
(ii) holds and transfers portfolio securities on account of the Fund, (iii) makes receipts and disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions for the account of the Fund's portfolio securities held by it and (v) makes periodic reports to the Board concerning the Fund's custodial arrangements. With the approval of the Board, State Street is authorized to select one or more domestic and foreign banking institutions and securities depositories to serve as sub- custodian on behalf of the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of each Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub- accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. BFDS's principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.

                  Organization of the Funds


                  Each Fund was incorporated on November 15, 1984 under the laws of the State of Maryland as "Counsellors Cash Reserve Fund, Inc." and as "Counsellors New York Tax Exempt Fund, Inc." On October 27, 1995, the Cash Reserve Fund and the Tax Exempt Fund each filed an amendment to its charter in order to change its name to "Warburg, Pincus Cash Reserve Fund, Inc." and "Warburg, Pincus New York Tax Exempt Fund, Inc.", respectively. On March 26, 2001, the Cash Reserve Fund and the Tax Exempt Fund each filed an amendment to its charter in order to change its name to "Credit Suisse Warburg Pincus Cash Reserve Fund, Inc." and "Credit Suisse Warburg Pincus New York Tax Exempt Fund, Inc.," respectively. On or about December 12, 2001, the Cash Reserve Fund and the New York Tax Exempt Fund each filed an amendment to its charter in order to change its name to "Credit Suisse Cash Reserve Fund" and "Credit Suisse New York Tax Exempt Fund," respectively.

                  Each Fund's charter authorizes the Board to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Common Shares, two billion shares are designated Advisor Shares and one billion shares are designated Class A Shares. Under each Fund's charter documents, the Board has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund. All shareholders of a Fund, upon liquidation, will participate ratably in the Fund's net assets.


                  Multi-Class Structure. Although neither Fund currently does so, each Fund is authorized to offer a separate class of shares, the Advisor Shares, pursuant to a separate prospectus. Individual investors could only purchase Advisor Shares through institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries. Shares of each class would represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by the Advisor Shares, the total return on such shares can be expected to be lower than the total return on common shares.


                  Voting Rights. Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of a Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                  Distribution and Shareholder Servicing

                  On August 1, 2000, CSAMSI replaced Provident Distributors, Inc. as distributor of the Funds' shares. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017. CSAMSI offers each Fund's shares on a continuous basis.

                  Class A Shares. Each Fund has adopted a Plan of Distribution (the "A Share 12b- 1 Plan") for Class A Shares of the Fund to permit the Fund to compensate CSAMSI for activities associated with the distribution of these shares.

                  The A Share 12b-1 Plan was initially approved by the Directors, including a majority of the non-interested Directors, on October 2, 2001, and by the sole holder of Class A Shares of each Fund on October 2, 2001. As approved, the A Share 12b-1 Plan currently provides that a service fee of .25% per year of the average daily net assets of the Class A Shares of each Fund will be paid as compensation to CSAMSI.

                  The A Share 12b-1 Plan will continue in effect with respect to a Fund for so long as its continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the A Share 12b-1 Plan ("Independent Directors"). Any material amendment of the A Share 12b-1 Plan would require the approval of the Board in the same manner. The A Share 12b-1 Plan may not be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant Class A Shares. The A Share 12b-1 with respect to a Fund may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of Class A Shares of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Information on how to purchase and redeem Common Class Shares is included in the Shareholder Guide.

                  As a convenience to the investor and to avoid unnecessary expense to the Funds, share certificates representing shares of the Funds purchased are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Funds retain the right to waive such fee in their sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Funds).

                  Special Provisions Applicable to the Class A Shares Only. Class A Shares are designated for investors seeking the advice of financial representatives and are not being offered directly from the Funds. Your financial representative must receive your purchase order in proper form prior to 12 noon ET or by the close of the NYSE (usually 4 p.m. ET) in order for your transaction to be priced at the NAV determined at 12 noon ET or at that day's closing NAV, respectively.

                  Redemptions. Class A Shares of the Funds may be redeemed at a redemption price equal to the NAV per share next computed following the receipt by your financial representative of your request in proper form. Class A Shares of the Funds may also be redeemed:

                  By Sweep: If you financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from a Fund sufficient amounts to cover security purchases in your brokerage account.

                  By Checkwriting: With this service, you may write checks made payable to any payee. First, you must fill out a signature card which you may obtain from your financial representative. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact your financial representative. There is no charge for this service, except that the Fund's custodian will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. The minimum amount for each check is $100. You can not write checks for more than the principal balance (not including any accrued dividends) in your account.

                  Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which The New York Stock Exchange, Inc. (the "NYSE") is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If the Board of a Fund determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund intends to comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

                  Automatic Cash Withdrawal Plan.

                  An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. All dividends and distributions on shares in the Plan are automatically reinvested at net asset value in additional shares of the applicable Fund.

                               EXCHANGE PRIVILEGE

                  An exchange privilege with certain other funds advised by CSAM is available to investors in each Fund. A Common Shareholder may exchange Common Shares of a Fund for Common Shares of the other Fund or for Common Shares of another Credit Suisse Fund at their respective net asset values. A Class A Shareholder of the Funds may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of another Credit Suisse money market fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares.

                  If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases and, except for exchanges of Class A shares of the Funds, will be effected without a sales charge. Each Fund may refuse exchange purchases at any time without prior notice.

                  The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at (800)-927-2874.

                  The Funds reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The Funds reserve the right to terminate or modify the exchange privilege at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The discussion set out below of tax considerations generally affecting a Fund and its shareholders is intended to be only a summary and is not intended as a substitute for careful tax planning by prospective shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                  As described above and in the Funds' Prospectus, the Tax Exempt Fund is designed to provide investors with current income which is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. The Tax Exempt Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Exempt Fund would not be suitable for tax- exempt institutions, individual retirement plans, employee benefit plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

                  Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its investment company taxable income (that is, taxable income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains")) or on its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, each Fund must, among other things: (i) distribute to its shareholders at least 90% of the sum of its investment company taxable income (plus or minus certain adjustments as specified in the Code) and its net tax-exempt interest income; (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to the Fund's business of investing in securities; and (iii) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, U.S. Government Securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities (other than U.S. Government Securities or securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are determined to be in the same or similar trades or businesses or related trades or businesses. As a regulated investment company, each Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of taxable ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of taxable ordinary income and capital gains from the previous calendar year. Each Fund expects to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

                  Although each Fund expects to be relieved of all or substantially all federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

                  If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions, including amounts derived from interest on tax-exempt obligations, would be taxable to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

                  If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains or tax-exempt interest income. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


                  Investors in the Cash Reserve Fund should be aware that it is possible that some portion of the Fund's income from investments in obligations of foreign banks could become subject to foreign taxes.

                  Because the Tax Exempt Fund will distribute exempt interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes and New York State and New York City personal income tax purposes. In addition, if a shareholder of the Tax Exempt Fund holds shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Code may require a shareholder, if he or she receives exempt interest dividends, to treat as taxable income a portion of certain otherwise non- taxable social security and railroad retirement benefit payments. Furthermore, that portion of any dividend paid by the Tax Exempt Fund which represents income derived from so-called "private activity bonds" held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus, some of the Tax Exempt Fund's dividends may be a tax preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and a Subchapter S corporation shareholder's federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they (i) may be "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) are subject to a federal alternative minimum tax, the federal "branch profits" tax, or the federal "excess net passive income" tax.


                  While each Fund does not expect to realize net long- term capital gains, any such realized gains will be distributed as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long- term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's taxable year. Gain or loss, if any, recognized on the sale or other disposition of shares of a Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of a Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. This rule will apply to a sale of shares of the Tax Exempt Fund only to the extent the loss is not disallowed under the provision described above.

                  A shareholder of a Fund receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount.

                  Each shareholder of the Cash Reserve Fund will receive an annual statement as to the federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year.

                  Each shareholder of the Tax Exempt Fund will receive an annual statement as to the federal income tax status and New York State and New York City personal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to the Fund's dividends and distributions. The dollar amount of dividends excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxation and the dollar amounts subject to federal income taxes and New York State and New York City personal income taxation, if any, will vary for each shareholder depending upon the size and duration of such shareholder's investment in the Fund. In the event that the Fund derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.


                  If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to withholding, then the shareholder may be subject to a 31% (30% in 2002) "backup withholding" tax with respect to taxable dividends and distributions. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability.


      THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES
       AFFECTING A FUND AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO
               CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE
                    PARTICULAR TAX CONSEQUENCES TO THEM OF AN
                            INVESTMENT IN THE FUNDS.

                             DETERMINATION OF YIELD


                  From time to time, each Fund may quote its yield, effective yield and tax equivalent yield, as applicable, in advertisements or in reports and other communications to shareholders. The Cash Reserve Fund's yield and effective yield for the seven-day period ended on December 31, 2001 were 1.65% and 1.66%, respectively, for the Common Class Shares and 1.40% and 1.41%, respectively, for the Class A Shares. In the absence of waivers, these yields would have been 1.31% and 1.32%, respectively, for the Common Class Shares and 1.06% and 1.07%, respectively, for the Class A Shares. The Tax Exempt Fund's yield, effective yield and tax equivalent yield for the seven-day period ended on December 31, 2001, was 1.24%, 1.25% and 2.26% (based on a 54.98% total of 3 tax rates), respectively, for the Common Class Shares and 0.99%, 0.99% and 1.80% (based on a 54.98% total of 3 tax rates), respectively, for the Class A Shares. In the absence of waivers these yields would have been 1.19%, 1.20% and 2.16%, respectively, for the Common Class Shares and 0.94%, 0.94% and 1.71%, respectively, for the Class A Shares. Each Fund's seven- day yield is calculated by (i) determining the net change in the value of a hypothetical pre- existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (ii) dividing the net change by the value of the account at the beginning of the period to obtain the base period return and (iii) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Each Fund's seven- day compound effective annualized yield is calculated by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. The Tax Exempt Fund's tax equivalent yield is calculated by dividing that portion of the base period return which is exempt from federal, New York State and New York City personal income taxes by 1 minus the highest marginal federal, New York State and New York City individual income tax rates and adding the quotient to that portion, if any, of the yield which is not exempt from those taxes.


                  Each Fund's yield will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with other investment alternatives. However, the Fund's yield will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. In comparing the Fund's yield with that of other money market funds, investors should give consideration to the quality and maturity of the portfolio securities of the respective funds.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL


                  PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for each Fund. The Funds' financial statements for the fiscal year ended December 31, 2001, that is incorporated by reference in this Statement of Additional Information have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                  Willkie Farr & Gallagher serves as counsel for each Fund and provides legal services from time to time for CSAM and CSAMSI.

                                    MISCELLANEOUS


                  As of March 5, 2002 the name, address and percentage of ownership of other persons that control a Fund (within the meaning of the rules and regulations under the 1940 Act) or own of record 5% or more of the Fund's outstanding shares of each class of stock were as follows:



CASH RESERVE FUND                                                 COMMON Class
-----------------                                                 ------------
Neuberger and Berman*                                                  28.50%
#114000
Attn.:   Operations Control Dept.
Ron Staib
55 Water Street, FL 27
New York, NY  10041-0001

Fiduciary Trust Company International*                                 30.80%
Cust A/C Attn.:  Felyce Porr
Securities Services Group
Church Street Station
P.O. Box 3199
New York, NY  10008-3199

Advo Inc.                                                               6.42%
#299000
Attn.:  Christ. Hutter
VP/Treasurer
1 Univac Lane
Windsor, CT  06095-2629




TAX EXEMPT FUND                                                   COMMON STOCK
---------------                                                   ------------
Fiduciary Trust Company International*                                 48.06%
Cust A/C Attn Felyce Porr
Securities Services Group
Church Street Station
P.O. Box 3199
New York, NY  10008-3199

Neuberger & Berman*                                                    43.43%
#114000
Attn.: Operations Control Dept.
Steve Gallaro
55 Water Street, FL 27
New York, NY  10041-0001

* To the knowledge of each Fund, these entities are not the beneficial owners of a majority of the shares held by them of record.

                              FINANCIAL STATEMENTS


                  Each Fund's audited annual report for the Common Class Shares and the Class A Shares, each dated December 31, 2001, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference. A Fund will furnish without charge a copy of its annual reports upon request by calling Credit Suisse Funds at (800) 927-2874.

                                    APPENDIX

                     Description of Commercial Paper Ratings

                  Commercial paper rated A- 1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A- 2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating Prime- 1 is the highest commercial paper rating assigned by Moody's Investor Services, Inc. ("Moody's"). Issuers rated Prime- 1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime- 2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime- 1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                  Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  Fitch Investors Services, Inc. employs the rating F- 1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F- 1 reflects an assurance of timely payment only slightly less in degree than issues rated F- 1+, while the rating F- 2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

                  Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                   Description of Municipal Securities Ratings

                  The following summarizes the highest two ratings used by S&P for Municipal Securities:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  To provide more detailed indications of credit quality, the "AA" rating may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  The following summarizes the highest two ratings used by Moody's for bonds:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated As are judged to be of high quality by all standards. Together with the Aaa group they are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  The following summarizes the two highest ratings used by S&P for short- term notes:

                  SP- 1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

                  SP- 2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

                  The following summarizes the two highest ratings used by Moody's for short- term notes and variable rate demand obligations:

                  MIG- 1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad- based access to the market for refinancing, or both.

                  MIG- 2/VMIG- 2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

                  Commercial paper rated A- 1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A- 2 is satisfactory, but the relative degree of safety is not as high as for issues designated A- 1.

                  The rating Prime- 1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime- 1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime- 2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime- 1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                  Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                  Fitch Investors Services, Inc. employs the rating F- 1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F- 1 reflects an assurance of timely payment only slightly less in degree than issues rated F- 1+, while the rating F- 2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F- 1+ and F- 1 categories.

                  Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short- term liquidity is clearly outstanding and safety is just below risk- free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                                     PART C

                                OTHER INFORMATION


Item 23.                    Exhibits

Exhibit No.                 Description of Exhibit
-----------                 ----------------------
   a(1)                     Articles of Incorporation. 1

   a(2)                     Articles of Amendment. 2

   a(3)                     Articles Supplementary. 2

   a(4)                     Articles of Amendment. 3


   a(5)                     Articles Supplementary. 4



   a(6)                     Articles of Amendment.


   b(1)                     Amended and Restated By-Laws. 1


   b(2)                     Amendment to By-Laws. 5



   b(3)                     Amendment to the By-Laws. 6



   b(4)                     Amended By-Laws dated February 5, 2001. 7



----------

1 Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A for Credit Suisse New York Tax Exempt Fund, Inc., filed on June 28, 1995 (Securities Act File No. 2-94841).

2 Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A for Credit Suisse New York Tax Exempt Fund, Inc., filed on June 25, 1997 (Securities Act File No. 2-94841).

3 Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A for Credit Suisse New York Tax Exempt Fund, Inc. filed on April 28, 2001 (Securities Act File No. 2-94841).


4 Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A for Credit Suisse New York Tax Exempt Fund, Inc. filed on November 8, 2001 (Securities Act File No. 2-94841).



5 Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A for Credit Suisse Cash Reserve Fund, Inc., filed on July 1, 1996 (Securities Act File No. 2-94840).



6 Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for Credit Suisse Global Health Sciences Fund, Inc. filed on February 23, 1998 (Securities Act File No. 333-15419).

   b(5)                     Amendment to By-Laws. 3


   b(6)                     Amendment to By-Laws.



   c                        Form of certificates for common stock. 8



   d(1)                     Form of Investment Advisory Agreement. 9


   d(2)                     Form of Sub-Investment Advisory and Administration
                            Agreement. 1


   d(3)                     Form of Co-Administration Agreement. 10



   e(1)                     Form of Distribution Agreement. 11



   e(2) Form of Distribution Agreement with Credit Suisse Asset Management, Inc. ("CSAMSI"). 12



   e(3)                     Amendment to Distribution Agreement with CSAMSI. 13


   f                        Not applicable.


   g(1) Custodian Agreement with State Street Bank and Trust Company ("State Street"). 14


--------------------------------------------------------------------------------


7 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).



8 Incorporated by reference; material provisions of this exhibit substantially similar to those of this exhibit in Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A for Credit Suisse Cash Reserve Fund filed on June 28, 1995 (Securities Act File No. 2-94840).



9 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).



10 Incorporated by reference to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341).



11 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Credit Suisse Long-Short Market Neutral Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-60687).



12 Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Credit Suisse Balanced Fund, Inc., filed on February 24, 2000 (Securities Act File No. 333-00533).



13 Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A for Credit Suisse Cash Reserve Fund, Inc., filed on November 8, 2001 (Securities Act File No. 2-94840).



14 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

   g(2) Amendment to Custodian Agreement with State Street dated April 26, 2001. 15



   g(3) Amendment to Custodian Agreement with State Street dated May 16, 2001. 15



   g(4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. 15



   h Form of Transfer Agency and Service Agreement with Boston Data Financial Data Services, Inc. 7



   i                        Opinion and Consent of Willkie Farr & Gallagher. 16


   j(1)                     Consent of PricewaterhouseCoopers LLP.


   j(2)                     Powers of Attorney. 17


   k                        Not applicable.

   l(1)                     Form of Purchase Agreement. 1


   l(2)                     Form of Purchase Agreement. 4



   m(1)                     Form of Shareholder Servicing and
                            Distribution Plan. 10



   (2)                      Form of Distribution Plan. 10



   (3)                      Class A Distribution Plan dated October 2, 2001. 13



   n                        Amended Form of Rule 18f-3 Plan dated November 12,
                            2001. 13


   o                        Not applicable.

   p Not filed as an exhibit because Registrant is a Money Market Fund.

----------


15 Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).



16 Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A for Credit Suisse New York Tax Exempt Fund, Inc., filed on April 28, 1995 (Securities Act File No. 2-94841).



17 Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Credit Suisse International Focus Fund, Inc., filed on February 11, 2002 (Securities Act File No. 333-39075).

Item 24. Persons Controlled by or Under Common Control with Registrant

            From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant Fund's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.    Indemnification


            Registrant, and officers and directors of CSAM, LLC, CSAMSI and Registrant, are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Warburg, Pincus Trust (Securities Act File No. 33-58125), filed on March 17, 1995.


Item 26(a). Business and Other Connections of
            Investment Adviser

            CSAM, LLC acts as investment adviser to Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to the Form ADV filed by CSAM, LLC (SEC File No. 801-37170).


       (b)  Business and Other Connections of Sub-Investment
            Adviser and Co-Administrator



            BlackRock Institutional Management Corporation ("BIMC"), a wholly owned indirect subsidiary of PNC Bank, National Association ("PNC"), performs sub-investment advisory and co-administrative services for Registrant and advisory services for certain other investment companies. PNC and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Philadelphia area since 1847. In addition to its trust business, PNC provides commercial banking services. The list required by this
Item 26 of officers and directors of BIMC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BIMC (SEC File No. 801-13-304).


Item 27.    Principal Underwriter


            (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Institutional Fund; Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse Institutional

U.S. Core Equity Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Capital Funds; Credit Suisse Opportunity Funds; Credit Suisse Select Funds; Credit Suisse Global Financial Services Fund; Credit Suisse Global New Technologies Fund; Credit Suisse Global Technology Fund; Credit Suisse Growth Fund; Credit Suisse Balanced Fund; Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Emerging Growth Fund; Credit Suisse Emerging Markets Fund; Credit Suisse European Equity Fund; Credit Suisse Fixed Income Fund; Credit Suisse Focus Fund; Credit Suisse Select Equity Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global Health Sciences Fund; Credit Suisse Global Post-Venture Capital Fund; Credit Suisse Investment Grade Bond Fund; Credit Suisse International Focus Fund; Credit Suisse International Equity Fund; Credit Suisse International Small Company Fund; Credit Suisse Institutional Services Fund; Credit Suisse Japan Growth Fund; Credit Suisse Japan Small Cap Fund; Credit Suisse Long-Short Market Neutral Fund; Credit Suisse Municipal Bond Fund; Credit Suisse New York Municipal Fund; Credit Suisse New York Tax Exempt Fund; Credit Suisse Strategic Small Cap Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Trust; Credit Suisse Trust II; Credit Suisse Strategic Value Fund; Credit Suisse WorldPerks Money Market Fund and Credit Suisse WorldPerks Tax Free Money Market Fund.


            (b) For information relating to each director, officer or partner of CSAM Securities, reference is made to Form BD (SEC File No. 8-32482) filed by CSAM Securities under the Securities Exchange Act of 1934.

            (c) None.

Item 28.    Location of Accounts and Records

            (1)   Credit Suisse New York Tax Exempt Fund, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (Fund's articles of incorporation, by-laws and minute books)

            (2)   BlackRock Institutional Management Corporation
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as sub-investment adviser and co-administrator)

            (3)   Credit Suisse Asset Management Securities, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as co-administrator and distributor)

            (4)   Credit Suisse Asset Management, LLC
                  One Citicorp Center
                  153 East 53rd Street
                  New York, New York 10022
                  (records relating to its functions as investment adviser)

            (5)   State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02110
                  (records relating to its functions as custodian)


            (6)   Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts  02177
                  (records relating to its functions as transfer agent and dividend disbursing agent)



Item 29.    Management Services

            Not applicable.

Item 30.    Undertakings

            Not applicable.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 5th day of April, 2002.


                                    CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.




                                    By: /s/ Hal Liebes
                                        ---------------------------------
                                            Hal Liebes
                                            Vice President


            Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:


Signature                                             Title                             Date
---------                                             -----                             ----
/s/Hal Liebes                                    Vice President                     April 5, 2002
---------------------------
Hal Liebes

/s/Michael A. Pignataro                          Treasurer and Chief Financial      April 5, 2002
---------------------------                      Officer
   Michael A. Pignataro

/s/William W. Priest*                            Director                           April 5, 2002
---------------------------
   William W. Priest

/s/Richard H. Francis*                           Director                           April 5, 2002
---------------------------
   Richard H. Francis

/s/Jack W. Fritz*                                Director                           April 5, 2002
---------------------------
   Jack W. Fritz

/s/Jeffrey E. Garten*                            Director                           April 5, 2002
---------------------------
Jeffrey E. Garten

/s/James S. Pasman, Jr.*                         Director                           April 5, 2002
---------------------------
   James S. Pasman, Jr.

/s/Steven N. Rappaport*                          Director                           April 5, 2002
---------------------------
   Steven N. Rappaport

/s/Peter F. Krogh*                               Director                           April 5, 2002
---------------------------
   Peter F. Krogh

*By:/s/Michael A. Pignataro                                       April 5, 2002
---------------------------
     Michael A. Pignataro as Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit No.                  Description of Exhibit
-----------                  ----------------------


a(6)                         Articles of Amendment.



b(6)                         Amendment to By-Laws.


j(1)                         Consent of PricewaterhouseCoopers LLP, Independent
                             Accountants.